    As filed with the Securities and Exchange Commission on November 27, 2002
                                                       Registration No. 33-26305
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         PRE-EFFECTIVE AMENDMENT NO. ___                     [_]

                         POST-EFFECTIVE AMENDMENT NO. 67                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                AMENDMENT NO. 69                             [X]

                  _____________________________________________

                               BLACKROCK FUNDS(SM)

               (Exact Name of Registrant as Specified in Charter)

     100 Bellevue Parkway              Brian Kindelan, Esq.           copy to:
     Wilmington, Delaware 19809        BlackRock Advisors, Inc.       Sarah E. Cogan, Esq.
     (Address of Principal             100 Bellevue Parkway           Simpson Thacher & Bartlett
        Executive Offices)             Wilmington, Delaware 19809     425 Lexington Avenue
     Registrant's Telephone Number     (Name and Address of           New York, New York 10017
     (800) 441-7762                       Agent for Service)

                  _____________________________________________

It is proposed that this filing will become effective (check appropriate box)
        [_] immediately upon filing pursuant to paragraph (b)
        [_] on (date) pursuant to paragraph (b)
        [_] 60 days after filing pursuant to paragraph (a)(1)
        [X] on January 28, 2003 pursuant to paragraph (a)(1)
        [_] 75 days after filing pursuant to paragraph (a)(2)
        [_] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
        [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

The prospectus for the Institutional Shares of the Core Equity Portfolio is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A on October 27, 2000.

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond Total Return, Core PLUS Total Return, Government Income, GNMA, Managed Income, International Bond, High Yield Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Micro-Cap Equity, Select Equity, Global Science & Technology, Global Communications, European Equity, Asia Pacific Equity and Small Cap Core Equity Portfolios, the prospectus for the BlackRock Shares of the Low Duration Bond, Core Bond Total Return, Core PLUS Total Return, Intermediate Bond and High Yield Bond Portfolios, the prospectus for BlackRock Shares of the Select Equity Portfolio, the prospectus for the shares of the BlackRock Strategic Portfolio I and the prospectus for the Hilliard Lyons Shares of the Money Market Portfolio and the Municipal Money Market Portfolio, each dated January 28, 2002, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A on January 28, 2002 and to Registrant's filing pursuant to Rule 497 on February 5, 2002.

The prospectuses for the shares of BlackRock Strategic Portfolio II, the Multi-Sector Mortgage Securities Portfolio III and the Multi-Sector Mortgage Securities Portfolio IV, each dated January 28, 2001, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A on January 29, 2001.

The prospectuses and statements of additional information for BlackRock Shares of the Tax-Free Income and GNMA Portfolios are incorporated by reference to the Registrant's filing of Post-Effective Amendments Nos. 65 and 66 to its Registration Statement on Form N-1A on November 25, 2002 and November 27, 2002, respectively.

The statement of additional information for the Institutional Shares of the Core Equity Portfolio is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A on October 27, 2000.

The statement of additional information for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond Total Return, Core PLUS Total Return, High Yield Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, GNMA, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North

Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Select Equity, Micro-Cap Equity, Global Science & Technology, Global Communications, European Equity, Asia Pacific Equity and Small Cap Core Equity Portfolios, and the BlackRock Shares of the Select Equity, Low Duration Bond, Core Bond Total Return, Core PLUS Total Return, Intermediate Bond and High Yield Bond Portfolios and for Hilliard Lyons Shares of the Money Market Portfolio and the Municipal Money Market Portfolio and statement of additional information for the shares of the BlackRock Strategic Portfolio I, each dated January 28, 2002, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A on January 28, 2002 and to Registrant's filing pursuant to Rule 497 on February 5, 2002.

The statements of additional information for the shares of the BlackRock Strategic Portfolio II, the Multi-Sector Mortgage Securities Portfolio III, and the Multi-Sector Mortgage Securities Portfolio IV, each dated January 28, 2001, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A on January 29, 2001.

                 SUBJECT TO COMPLETION, DATED NOVEMBER 27, 2002

 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

           , 2003

International Equity Portfolio

BlackRock Shares

                                    BlackRock Funds/SM/ is a mutual fund family with 43 investment portfolios.

                             [LOGO] BLACKROCK FUNDS

                                    The securities described in this prospectus have been registered with the Securities and Exchange Commission (SEC). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

                          NOT FDIC- May lose value
                          INSURED   No bank guarantee

Table of
Contents

                       How to find the information you need

                       International Equity Portfolio  1


                       About Your Investment
                       How to Buy/Sell Shares........  7

                       Dividends/Distributions/Taxes. 12

BlackRock
International Equity Portfolio


Investment Goal
The fund seeks long-term capital appreciation.

Primary Investment Strategies
In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities of issuers located in countries included in the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI
EAFE). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

Emphasis is placed on adding value through stock selection. Factors which the fund management team considers will include cash flow returns on investment, forecast P/E ratios, enterprise values and balance sheet strength. The management team screens for "value" stocks by using proprietary computer models to find stocks that meet the value stock criteria. A security's earnings trend and its price momentum will also be factors considered in security selection. The management team will also consider factors such as prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions and outlook for currency relationships. The management team also examines each company for financial soundness before deciding to purchase its stock.

The management team, in an attempt to reduce portfolio risk, will diversify investments across countries, industry groups and companies with investment at all times in at least three foreign countries. In addition, the fund can invest more than 25% of its assets in Japanese stocks or in U.K. stocks. From time to time the fund may invest in the securities of issuers located in emerging market countries.

The fund generally will sell a stock when the management team believes it is fully valued or when, in the management team's opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to the growth potential.

It is possible that in extreme market conditions the fund temporarily may invest some or all of its assets in high quality money market securities. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

                             IMPORTANT DEFINITIONS

 Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

 Investment Style: Refers to the guiding principles of a mutual fund's investment choices. The investment style of this fund is international value, referring to the type of securities the managers will choose for this fund.

 Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE): An unmanaged index comprised of a sample of companies representative of the market structure of the following European and Pacific Basin countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the U.K.

 Value Companies: All stocks are generally divided into the categories of "growth" or "value," although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general, and whose growth in revenue is expected to continue for an extended period.

As part of its normal operations, the fund may hold these securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds high quality money market securities pending investments.

The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of these types at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The fund may also use forward currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencys.

The fund may lend some of its securities on a short-term basis in order to earn income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks
The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund's performance may be better or worse than other funds with different investment styles.

Foreign securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or interest paid by foreign securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in foreign political or social conditions, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on foreign securities or companies. In addition, a portfolio of foreign securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is less government regulation of foreign securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets may be increased. The value of many investments in emerging market countries recently has dropped significantly due to economic and political turmoil in many of these countries.

While the management team chooses stocks they believe to be undervalued, there is no guarantee that prices won't move even lower.

The fund's use of derivatives may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index, a currency or a market to fluctuate significantly in price within a short time period. A risk of the fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than others.

Forward foreign currency exchange contracts do not eliminate movements in the value of foreign securities but rather allow the fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan or in the U.K. These investments would make the fund more dependent upon the political and economic circumstances of those countries than a mutual fund that owns stocks of companies in many countries. For example, the Japanese economy (especially Japanese banks, securities firms and insurance companies) have experienced considerable difficulty recently. In addition, the Japanese Yen has gone up and down in value versus the U.S. Dollar. Japan may also be affected by recent turmoil in other Asian countries. Similarly, the ability to concentrate in the U.K. may make the Fund's performance more dependent on developments affecting that country. The expenses of the fund can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad is usually higher.

Securities loans involve the risk of a delay in receiving additional collateral from the borrower if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt.

Higher than normal portfolio turnover may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information
Since BlackRock Shares of the fund have only been introduced as of the date of this prospectus, the chart and table below give you a picture of the fund's long-term performance for Institutional Shares of the fund, which were first issued in April 1992. Although the chart and table show returns for the Institutional Shares which are not offered in this prospectus, the Institutional Shares would have substantially similar annual returns as the BlackRock Shares offered in this prospectus because these shares and the BlackRock Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares and the BlackRock Shares do not have the same expenses. BlackRock Shares of the
fund are estimated to have expenses of   % of average daily net assets (after
waivers and reimbursements) for the current fiscal year and Institutional
Shares of the fund had expenses of   % of average daily net assets (after
waivers and reimbursements) for the most recent fiscal year. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund.

The table compares the fund's performance to that of the MSCI EAFE, a recognized unmanaged index of stock market performance. As with all such investments, past performance is not an indication of future results.

As of 12/31

 ANNUAL TOTAL RETURNS*

                                    [CHART]

 1993    1994   1995   1996   1997   1998    1999     2000     2001
------  -----  -----  -----  -----  ------  ------  -------  -------
36.87%  0.25%  9.94%  8.53%  5.22%  15.44%  31.10%  -19.42%  -22.57%

Best Quarter
Q4  '99: 19.83%

Worst Quarter
Q3  '98: -14.76%

The bars for 1993-2001
are based upon
performance for
Institutional Shares
of the fund.

As of 12/31/01

 AVERAGE ANNUAL TOTAL RETURNS*

                                                              Since   Inception
                                    1 Year  3 Years 5 Years Inception   Date
  International Equity --
   Return Before Taxes              -22.57% -6.48%  -0.19%    4.95%   04/27/92
  International Equity --
   Return After Taxes on
   Distributions                      --      --      --       --        --
  International Equity --
   Return After Taxes on
   Distributions and Sale of
   Shares                             --      --      --       --        --
  MSCI EAFE
   (Reflects no deduction for fees,
   expenses or taxes)               -21.44% -5.05%   0.89%    5.99%        N/A

 *The chart and the table both assume reinvestment of dividends and distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                             IMPORTANT DEFINITIONS


 Advisory Fees: Fees paid to the investment adviser for portfolio management services.

 Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.


Expenses and Fees
As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The tables below describe the fees and expenses that you may pay if you buy and hold BlackRock Shares of the fund.

Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

 Advisory fees                            .75%
 Other expenses/1/                        -- %
 Total annual fund operating expenses     -- %
 Fee waivers and expense reimbursements*  -- %
 Net expenses*                            -- %

/1/"Other Expenses" are based on estimated amounts for the current fiscal year.
 *BlackRock has contractually agreed to waive or reimburse fees or expenses in
  order to limit fund expenses to     % of average daily net assets until
  February 1, 2004. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section on page 10 for a discussion of these waivers and reimbursements.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year 3 Years
 BlackRock Shares  $ --   $ --

Fund Management
The fund is managed by a team of professionals at BlackRock International, Ltd.
(BIL), including the following individuals who have day-to-day responsibility:
Kenneth Anderson, Director and international equity investment manager at BIL since 2000, and William Low, Director and investment manager since 1996. Prior to joining BIL in 2000, Kenneth Anderson was an investment director and the deputy head of the Scottish Widows Investment Management European equity team. Prior to joining BIL in 1996, Mr. Low was with Dunedin Fund Managers Ltd., first as an investment analyst on the U.K. desk and then as a specialist in Pacific Basin equity markets. Kenneth Anderson and William Low have served as portfolio co-managers since January 2001.

About Your Investment




Buying Shares
BlackRock Shares are offered without a sales charge to institutional investors.

Purchase orders may be placed by calling (800) 441-7450.


What Price Per Share Will You Pay?
The price of mutual fund shares generally changes every business day. A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value
(NAV) per share is $10.

The fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by or under the direction of the Board of Trustees of BlackRock Funds (the "Company"). Under some circumstances certain short-term debt securities will be valued using the amortized cost method.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

Purchase orders received before the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of the fund at 4 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Foreign securities and certain other securities held by the fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Paying for Shares
Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Company, be made in the form of securities that are permissible investments for the fund.


How Much is the Minimum Investment?
The minimum investment for the initial purchase of BlackRock Shares is generally $5,000,000. The minimum initial investment for registered investment advisers is $250,000, and there is no minimum initial investment requirement for fee-based programs with an annual fee of at least .50%. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

The fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of the fund at any time.


Selling Shares
Shareholders may place redemption orders by telephoning (800) 441-7450. Shares are redeemed at their net asset value per share next determined after receipt of the redemption order. The fund, the administrators and the distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the fund's custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the fund's custodian is closed is normally wired in Federal funds on the next business day following redemption on which the fund's custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of BlackRock Advisors, Inc., an earlier payment could adversely affect the fund. No charge for wiring redemption payments is imposed by the Company.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds at 100 Bellevue Parkway, Wilmington, DE 19809, MS WR-R100-04-07.

The Company may refuse a telephone redemption request if it believes it is advisable to do so.


The Company's Rights
The Company may:

   . Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act of 1940,
   . Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act of 1940, or as described in the section "Selling Shares" above,
   . Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
   . Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act of 1940.


Market Timing
The fund is not designed for market timing organizations or other entities using programmed or frequent exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and may have an adverse effect on all shareholders. If the Company determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions that you make as a result of the activity described above will be subject to any and all redemption fees.

The Fund will assess and retain a fee of 2% of the current NAV of shares being redeemed or exchanged within 90 days of purchase (other than those acquired through reinvestment of dividends or other distributions). This fee is for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The "first-in, first-out" method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the amount. The redemption fee will not be assessed on redemptions or exchanges by (i) accounts managed by PNC Advisors, (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Company, (iii) accounts in the event of shareholder death or disability and (iv) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship.


Accounts with Low Balances
The Company may redeem a shareholder's account in the fund at any time the net asset value of the account in such fund falls below the applicable minimum initial investment as the result of a redemption. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.


Management
BlackRock Funds' adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $238.6 billion of assets under management as of December 31, 2001. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States.
BlackRock International, Ltd. (BIL), an affiliate of BlackRock located at 40 Torphichen Street, Edinburgh, Scotland EH3 8JB, acts as sub-adviser to the fund.

                             IMPORTANT DEFINITIONS


 Adviser: The adviser of a mutual fund is responsible for the overall investment management of the Fund. The Adviser for BlackRock Funds is BlackRock Advisors, Inc.

 Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for the fund is BlackRock International, Ltd.


For their investment advisory and sub-advisory services, BlackRock and BIL, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly. For the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the fund to BlackRock as a percentage of average daily net assets was 0.74%.

The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets of the fund) are as follows:

Total Annual Advisory Fee (Before Waivers)

                                                   INVESTMENT
                                                   ADVISORY
 AVG DAILY NET ASSETS                              FEE
 First $1 billion                                  .750%
 $1 billion-$2 billion                             .700%
 $2 billion-$3 billion                             .675%
 greater than $3 billion                           .650%

Information about the portfolio manager for the fund is presented on page 6.

As discussed above, BlackRock has agreed to cap the fund's net expenses (excluding interest expense) at the levels shown in the fund's expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of the fund through February 1, 2004 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. This expense limit (which applies to expenses charged on fund assets as a whole, but not expenses separately charged to the different share classes of the fund) as a percentage of average daily net assets is .995%.

If within two years following a waiver or reimbursement, the operating expenses of the fund are less than the expense limit for the fund, the fund is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund has more than $50 million in assets, (2) BlackRock continues to be the fund's investment adviser and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions
BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by the fund are paid within 10 days after the end of each quarter. The Company's Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by the fund at least annually at a date determined by the Company's Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.


Taxation of Distributions
Distributions paid out of the fund's "net capital gain" will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, will be taxed to shareholders as ordinary income.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year. If more than half of the total asset value of the fund is invested in foreign stock or securities, the fund may elect to "pass through" to its shareholders the amount of foreign income taxes paid by it. In such case, each shareholder would be required to include his proportionate share of such taxes in his income and may be entitled to deduct or credit such taxes in computing his taxable income.

Distributions paid by the fund with respect to certain qualifying dividends received by the fund from domestic corporations may be eligible for the corporate dividends received deductions.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Important Notice Regarding Delivery of Shareholder Documents
The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise.


Electronic Access to Shareholder Documents
Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company's annual and semi-annual reports and prospectuses have been posted on the Company's website on the Internet if they enroll in the Company's electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:
1) Have your enrollment number ready. If you do not have one, please contact your financial adviser.
2) Log on to www.investordelivery.com.
3) Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly With the Fund:
1) Log on to http://funds.blackrock.com.
2) Click on Electronic Delivery icon on either side of your screen.
3) Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

                                    [GRAPHIC]

For more information:
This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports
These reports contain additional information about the fund's investments. The annual report describes the fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the fund's performance for the last fiscal year.

Statement of Additional Information (SAI)
A Statement of Additional Information, dated            , 2002, has been filed
with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company's annual and semi-annual reports, by calling
(800) 441-7540. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Shareholder Account Service Representatives
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 5:30 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7450.

Purchases and Redemptions
Call your registered representative or (800) 441-7450.

World Wide Web
Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries.
www.blackrock.com

Email
Request prospectuses, SAI, Annual or Semi-Annual Reports and literature. Forward mutual fund inquiries. Mail to: funds@blackrock.com

Written Correspondence
BlackRock Funds, 100 Bellevue Parkway, Wilmington, DE 19809
MS WR-R100-04-07

Securities and Exchange Commission (SEC)
You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

[LOGO] BLACKROCK
            FUNDS

BONDBRSPROS2/02
                                      INVESTMENT COMPANY ACT FILE NO. 811-05742

                 SUBJECT TO COMPLETION, DATED NOVEMBER 27, 2002

 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

           , 2003
Government Income Portfolio

BlackRock Shares

                                    BlackRock Funds/SM/ is a mutual fund family with 43 investment portfolios.

                             [LOGO] BLACKROCK FUNDS

                                    The securities described in this prospectus have been registered with the Securities and Exchange Commission (SEC). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

                          NOT FDIC- May lose value
                          INSURED   No bank guarantee

Table of
Contents

                  How to find the information you need

                  Government Income Portfolio.............  1

                  About Your Investment

                  How to Buy/Sell Shares..................  7

                  Dividends/Distributions/Taxes........... 12

BlackRock
Government Income Portfolio


                             IMPORTANT DEFINITIONS

 Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

 Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

 Collateralized Mortgage Obligations (CMO): Are Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

 Commercial Mortgage-Backed Securities (CMBS): A fixed-income security that is backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

 Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the price of a bond for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its price will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund's price will rise about 4% when interest rates fall by one percentage point.

 Lehman Mortgage/10 Year Treasury Index: An unmanaged index comprised of 50% allocation to the mortgage component of the Lehman Brothers Aggregate Index and a 50% allocation of the Merrill Lynch 10 year Treasury Index

Investment Goal
The fund seeks current income consistent with the preservation of capital.

Primary Investment Strategies
In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds in the ten to fifteen year maturity range and in mortgages guaranteed by the U.S. Government. The fund normally invests at least 80% of its assets in bonds issued or guaranteed by the U.S. Government and its agencies. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality.

The management team evaluates categories of the government/agency market and individual bonds within these categories. The management team selects bonds from several categories including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities (including CMOs), asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average current income. The fund measures its performance against the Lehman Mortgage/10 Year Treasury Index (the benchmark).

If a security falls below the highest rating, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential.

The management team will normally attempt to structure the fund's portfolio to have comparable duration to its benchmark. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

The management team may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The fund may also enter into interest rate transactions as a hedging technique. In these transactions, the fund exchanges its right to pay or receive interest with another party for their right to pay or receive interest. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may lend some of its securities on a short-term basis in order to earn income. The fund will receive collateral in cash or high quality securities equal to at least 102% of the current value of the loaned securities. The fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks
While the management team chooses bonds they believe can provide above average current income, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

A main risk of investing in the fund is interest rate risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund.

The fund may make investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

                             IMPORTANT DEFINITIONS


 Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

 Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

 Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Other asset-based securities may not have the benefit of as much collateral as mortgage-backed securities.

Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of U.S. Government agencies and authorities are supported by the full faith and credit of the United States. Others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the entity. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund's use of derivative and interest rate transactions may reduce the fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than others.

Some transactions may give rise to a form of leverage. These transactions may include, among others, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets or cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund's portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund's return. This interest expense may be greater than the fund's return on the underlying investment.

Securities loans involve the risk of a delay in receiving additional collateral from the borrower if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt.

Higher than normal portfolio turnover may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss.

Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information
Since BlackRock Shares of the fund have only been introduced as of the date of this prospectus, the chart and table below give you a picture of the fund's long-term performance for Investor A Shares of the fund, which were first issued in October 1994. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, the Investor A Shares would have substantially similar annual returns as the BlackRock Shares offered in this prospectus because the Investor A Shares and the BlackRock Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor A and the BlackRock Shares do not have the same expenses. BlackRock Shares of the fund are estimated to have
expenses of   % of average daily net assets (after waivers and reimbursements)
for the current fiscal year and Investor A Shares of the fund had expenses of
  % of average daily net assets (after waivers and reimbursements) for the most recent fiscal year. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund.

The table compares the fund's performance to that of the Lehman Mortgage/10 Year Treasury Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance is not an indication of future results.

                                    [CHART]

As of 12/31                   Investor A Shares
ANNUAL TOTAL RETURNS*

1995    1996     1997     1998    1999    2000    2001
-----   ----     -----    ----    -----   -----   -----
18.99%  3.41%    10.52%   8.00%  (2.26)%  13.44%  9.14%

Best Quarter
Q3   '01:   6.97%

Worst Quarter
Q1   '96:  (1.94)%

The bars for 1995-2001
are based upon
performance for
Investor A Shares
of the fund.


As of 12/31/01
AVERAGE ANNUAL TOTAL RETURNS*

                                                            Since     Inception
                            1 Year    3 Years   5 Years   Inception     Date
                            ------    -------   -------   ---------     ----
Government Income --
  Return Before Taxes       4.22%      4.93%     6.64%      7.56%      10/03/94

Government Income --
  Return After Taxes
  on Distributions           --         --        --         --         --

Government Income --
  Return After Taxes
  on Distributions and
  Sale of Shares             --         --        --         --         --

Leh. Mtg./10 Yr. Tsy.       6.25%      5.10%     7.07%      8.03%       N/A
  (Reflects no deduction
  for fees, expenses or
  taxes)

 *The chart and the table both assume reinvestment of dividends and distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their share through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                             IMPORTANT DEFINITIONS


 Advisory Fees: Fees paid to the investment adviser for portfolio management services.

 Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price.

 Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

These terms assume payment of applicable sales charges.
Expenses and Fees
As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold BlackRock Shares of the fund.

Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

 Advisory fees                           .50%
 Interest expense
 Other expenses/1/                        --%
 Total annual fund operating expenses     --%
 Fee waivers and expense reimbursements*  --%
 Net expenses*                            --%

/1/"Other Expenses" are based on estimated amounts for the current fiscal year.
 *BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to % (excluding interest expense) of average daily net assets until February 1, 2004. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section on page 10 for a discussion of these waivers and reimbursements.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                  1 Year 3 Years
 BlackRock Shares  $--     $--

Fund Management
The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Rajiv Sobti, Managing Director of BFM since March 1998 and Andrew Phillips, Managing Director of BFM since 1991. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Donaldson Lufkin & Jenrette for 12 years. Rajiv Sobti has been a member of the team managing the fund since 1998 and Andrew Phillips since 1995. Both have been portfolio co-managers since 1999.

About Your Investment




Buying Shares
BlackRock Shares are offered without a sales charge to institutional investors.

Purchase orders may be placed by calling (800) 441-7450.


What Price Per Share Will You Pay?
The price of mutual fund shares generally changes every business day. A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value
(NAV) per share is $10.

The fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by or under the direction of the Board of Trustees of BlackRock Funds (the "Company"). Under some circumstances certain short-term debt securities will be valued using the amortized cost method.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

Purchase orders received before the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of the fund at 4 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Foreign securities and certain other securities held by the fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Paying for Shares
Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Company, be made in the form of securities that are permissible investments for the fund.


How Much is the Minimum Investment?
The minimum investment for the initial purchase of BlackRock Shares is generally $5,000,000. The minimum initial investment for registered investment advisers is $250,000, and there is no minimum initial investment requirement for fee-based programs with an annual fee of at least .50%. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

The fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of the fund at any time.


Selling Shares
Shareholders may place redemption orders by telephoning (800) 441-7450. Shares are redeemed at their net asset value per share next determined after receipt of the redemption order. The fund, the administrators and the distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the fund's custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the fund's custodian is closed is normally wired in Federal funds on the next business day following redemption on which the fund's custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of BlackRock Advisors, Inc., an earlier payment could adversely affect the fund. No charge for wiring redemption payments is imposed by the Company.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds at 100 Bellevue Parkway, Wilmington, DE 19809, MS WR-R100-04-07.

The Company may refuse a telephone redemption request if it believes it is advisable to do so.


The Company's Rights
The Company may:

  . Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act of 1940,
  . Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act of 1940, or as described in the section "Selling Shares" above,
  . Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and . Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act of 1940.


Market Timing
The fund is not designed for market timing organizations or other entities using programmed or frequent exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and may have an adverse effect on all shareholders. If the Company determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions that you make as a result of the activity described above will be subject to any and all redemption fees.

                             IMPORTANT DEFINITIONS


 Adviser: The adviser of a mutual fund is responsible for the overall investment management of the Fund. The Adviser for BlackRock Funds is BlackRock Advisors, Inc.

 Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for the fund is BlackRock Financial Management, Inc.

Accounts with Low Balances
The Company may redeem a shareholder's account in the fund at any time the net asset value of the account in such fund falls below the applicable minimum initial investment as the result of a redemption. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.


Management
BlackRock Funds' adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $238.6 billion of assets under management as of December 31, 2001. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the fund.

For their investment advisory and sub-advisory services, BlackRock and BFM, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly. For the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the fund to BlackRock as a percentage of average daily net assets was 0.21%.

The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets of the fund) are as follows:

Total Annual Advisory Fee (Before Waivers)

                                                   INVESTMENT
                                                   ADVISORY
 AVG DAILY NET ASSETS                              FEE
 First $1 billion                                  .500%
 $1 billion-$2 billion                             .450%
 $2 billion-$3 billion                             .425%
 greater than $3 billion                           .400%

Information about the portfolio manager for the fund is presented on page 6.

As discussed above, BlackRock has agreed to cap the fund's net expenses (excluding interest expense) at the levels shown in the fund's expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of the fund through February 1, 2004 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. This expense limit (which applies to expenses charged on fund assets as a whole, but not expenses separately charged to the different share classes of the fund) as a percentage of average daily net assets is .550%.

If within two years following a waiver or reimbursement, the operating expenses of the fund are less than the expense limit for the fund, the fund is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund has more than $50 million in assets, (2) BlackRock continues to be the fund's investment adviser and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions
BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by the fund are paid within 10 days after the end of each month. The Company's Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by the fund at least annually at a date determined by the Company's Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.


Taxation of Distributions
Distributions paid out of the fund's "net capital gain" will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, will be taxed to shareholders as ordinary income.

Dividends paid with respect to interest on securities issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Important Notice Regarding Delivery of Shareholder Documents
The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise.


Electronic Access to Shareholder Documents
Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company's annual and semi-annual reports and prospectuses have been posted on the Company's website on the Internet if they enroll in the Company's electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:
1) Have your enrollment number ready. If you do not have one, please contact your financial adviser.
2) Log on to www.investordelivery.com.
3) Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly With the Fund:
1) Log on to http://funds.blackrock.com.
2) Click on Electronic Delivery icon on either side of your screen.
3) Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

                                    [GRAPHIC]




For more information:
This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports
These reports contain additional information about the fund's investments. The annual report describes the fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the fund's performance for the last fiscal year.

Statement of Additional Information (SAI)
A Statement of Additional Information, dated            , 2002, has been filed
with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company's annual and semi-annual reports, by calling
(800) 441-7540. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Shareholder Account Service Representatives
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 5:30 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7450.

Purchases and Redemptions
Call your registered representative or (800) 441-7450.

World Wide Web
Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries.
www.blackrock.com

Email
Request prospectuses, SAI, Annual or Semi-Annual Reports and literature. Forward mutual fund inquiries. Mail to: funds@blackrock.com

Written Correspondence
BlackRock Funds, 100 Bellevue Parkway, Wilmington, DE 19809
MS WR-R100-04-07

Securities and Exchange Commission (SEC)
You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.



[LOGO] BLACKROCK
            FUNDS

BONDBRSPROS2/02                       INVESTMENT COMPANY ACT FILE NO. 811-05742

             SUBJECT TO COMPLETION, DATED NOVEMBER 27, 2002

 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

           , 2003

Index Equity Portfolio

BlackRock Shares

                                    BlackRock Funds/SM/ is a mutual fund family with 43 investment portfolios.

                             [LOGO] BLACKROCK FUNDS

                                    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                          NOT FDIC- May lose value
                          INSURED   No bank guarantee

Table of
Contents


How to find the information you need

Index Equity Portfolio....... 1


About Your Investment

How to Buy/Sell Shares....... 5

Dividends/Distributions/Taxes 9

BlackRock
Index Equity Portfolio


                             IMPORTANT DEFINITIONS


 Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

 Index Investing: An investment strategy involving the creation of a portfolio tailored to closely match the composition and investment performance of a specific stock or bond market index. Index funds offer investors diversification among securities, low portfolio turnover and relative predictability of portfolio composition. The Index Master Portfolio engages in index investing.

 Large Capitalization Companies: Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share. Larger companies may be more likely to have the staying power to get them through all economic cycles; however their size may also make them less flexible and innovative than smaller companies.

 S&P 500(R) Index: The Standard & Poor's Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

Investment Goal
The fund seeks long-term capital appreciation.

Primary Investment Strategies
In pursuit of this goal, the fund invests all of its assets indirectly, through The U.S. Large Company Series (the Index Master Portfolio) of The DFA Investment Trust Company, in the stocks of the S&P 500(R) Index using a passive investment style that seeks to approximate the returns of the S&P 500(R) Index. The Index Master Portfolio, under normal market conditions, invests at least 95% of its total assets in substantially all the stocks of the S&P 500(R) Index in approximately the same proportion as they are represented in the Index.

The Index Master Portfolio may invest some of its assets (not more than 5% of net assets) in certain short-term fixed income securities pending investment or to pay redeeming shareholders.

The Index Master Portfolio may, to the extent consistent with its investment objective, invest in index futures contracts and options on index futures contracts, commonly known as derivatives, to commit funds pending investment or to maintain liquidity. The Index Master Portfolio can buy additional securities when borrowings are outstanding. This practice can have the effect of increasing the fund's losses or gains.

Each of the Index Equity Portfolio and the Index Master Portfolio may lend some of its securities on a short-term basis in order to earn income. The fund will receive collateral in cash or high-quality securities equal to at least 102% of the current value of the loaned securities. The Index Master Portfolio will receive collateral in cash and high-quality securities equal to at least 100% of the current value of the loaned securities.

Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. The investment objective of the Index Master Portfolio may not be changed without shareholder approval.

Key Risks
The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Because different kinds of stocks go in and out of favor depending on market conditions, this fund's performance may be better or worse than other funds with different investment styles. The Index Master Portfolio is not actively managed and poor performance of a stock will ordinarily not result in its elimination from the Index Master Portfolio. The Index Master Portfolio will remain fully invested in stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500(R) Index (including additions or deletions resulting from mergers, reorganizations and similar transactions), and, to the extent necessary, to provide cash to pay redeeming shareholders. The investment performance of the Index Master Portfolio and the fund (not taking into account fund expenses) is expected to approximate the investment performance of the S&P 500(R) Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

The Index Master Portfolio's use of derivatives may reduce returns and/or increase volatility. Volatility is defined as the characteristics of a security or a market to fluctuate significantly in price within a short time period. The Index Master Portfolio can borrow money to buy additional securities. This practice can have the effect of increasing the fund's losses or gains.

Securities loans involve the risk of a delay in receiving additional collateral from the borrower if the value of the securities go up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information
Since BlackRock Shares of the fund have only been introduced as of the date of this prospectus, the chart and table below give you a picture of the fund's long-term performance for Institutional Shares of the fund, which were first issued in April 1992. Although the chart and table show returns for the Institutional Shares which are not offered in this prospectus, the Institutional Shares would have substantially similar annual returns as the BlackRock Shares offered in this prospectus because the Institutional Shares and the BlackRock Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares and the BlackRock Shares do not have the same expenses. BlackRock Shares
of the fund are estimated to have expenses of   % of average daily net assets
(after waivers and reimbursements) for the current fiscal year and
Institutional Shares of the fund had expenses of   % of average daily net
assets (after waivers and reimbursements) for the most recent fiscal year. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund.

The table compares the fund's performance to that of the S&P 500(R) Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance is not an indication of future results.

As of 12/31

 ANNUAL TOTAL RETURNS*

                                     [CHART]

1993   1994    1995    1996    1997    1998    1999    2000   2001
-----  -----  ------  ------  ------  ------  ------  ------ -------
9.55%  0.80%  37.04%  22.36%  32.91%  28.56%  20.62%  -9.24% -12.13%

Best Quarter
Q4 '98: 21.29%

Worst Quarter
Q1 '01: -14.75%

The bars for 1993-2001 are based upon performance for Institutional Shares of the fund.

As of 12/31/01

 AVERAGE ANNUAL TOTAL RETURNS*

                                                           Since   Inception
                                 1 Year  3 Years 5 Years Inception   Date
     Index Equity --
      Return Before Taxes        -12.13% -1.29%  10.45%   12.89%   04/20/92
     Index Equity --
      Return After Taxes on
      Distributions                --      --      --       --        --
     Index Equity --
      Return After Taxes on
      Distributions and Sale of
      Shares                       --      --      --       --        --
     S&P 500(R)
      (Reflects no deduction for
      fees, expenses or taxes)   -11.89% -1.03%  10.70%   13.46%        N/A

 *The chart and the table both assume reinvestment of dividends and distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                             IMPORTANT DEFINITIONS


 Advisory Fees: Fees paid to the investment adviser for portfolio management services.

 Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Expenses and Fees
As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold BlackRock Shares of the Fund.

Annual Fund Operating Expenses*
(Expenses that are deducted from fund assets)

 Advisory fees                            .025%
 Other expenses/1/                          --
 Total annual fund operating expenses       --
 Fee waivers and expense reimbursements**   --
 Net expenses**                             --

/1/"Other expenses" are based on estimated amounts for the current fiscal year.
 *The Annual Fund Operating Expenses table and the Example reflect the expenses of both the Index Equity and Index Master Portfolios.
**BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to . % of average daily net assets until February 1, 2004. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section on page 8 for a discussion of these waivers and reimbursements.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year 3 Years
 BlackRock Shares  $--     $--

Index Master Portfolio
Dimensional Fund Advisors Inc. (DFA) serves as investment adviser to the Index Master Portfolio. Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of DFA who are elected annually. DFA provides the Index Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

About Your Investment




Buying Shares
BlackRock Shares are offered without a sales charge to institutional investors.

Purchase orders may be placed by calling (800) 441-7450.


What Price Per Share Will You Pay?
The price of mutual fund shares generally changes every business day. A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value
(NAV) per share is $10.

The fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by or under the direction of the Board of Trustees of BlackRock Funds ("the Company"). Under some circumstances certain short-term debt securities will be valued using the amortized cost method.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

Purchase orders received before the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of the fund at 4 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Foreign securities and certain other securities held by the fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Paying for Shares
Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Company, be made in the form of securities that are permissible investments for the fund.


How Much is the Minimum Investment?
The minimum investment for the initial purchase of BlackRock Shares is generally $5,000,000. The minimum initial investment for registered investment advisers is $250,000, and there is no minimum initial investment requirement for fee-based programs with an annual fee of at least .50%. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

The fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of the fund at any time.


Master-Feeder Structure
The fund, unlike many other investment companies which directly acquire and manage their own portfolio of securities, invests all of its assets in the Index Master Portfolio. The fund may withdraw its investment in the Index Master Portfolio at any time on 30 days notice to the Index Master Portfolio if the Board of Trustees of the Company determines that it is in the best interest of the fund to do so. Upon withdrawal, the Board of Trustees would consider what action to take. It might, for example, invest all the assets of the fund in another mutual fund having the same investment objective as the fund or hire an investment adviser to manage the fund's assets.


Selling Shares
Shareholders may place redemption orders by telephoning (800) 441-7450. Shares are redeemed at their net asset value per share next determined after receipt of the redemption order. The fund, the administrators and the distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the fund's custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the fund's custodian is closed is normally wired in Federal funds on the next business day following redemption on which the fund's custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of BlackRock Advisors, Inc., an earlier payment could adversely affect the fund. No charge for wiring redemption payments is imposed by the Company.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds at 100 Bellevue Parkway, Wilmington, DE 19809, MS WR-R100-04-07.

The Company may refuse a telephone redemption request if it believes it is advisable to do so.


The Company's Rights
The Company may:

   . Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act of 1940,
   . Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act of 1940, or as described in the section "Selling Shares" above,
   . Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
   . Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act of 1940.

Market Timing
The fund is not designed for market timing organizations or other entities using programmed or frequent exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and may have an adverse effect on all shareholders. If the Company determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions that you make as a result of the activity described above will be subject to any and all redemption fees.


Accounts with Low Balances
The Company may redeem a shareholder's account in the fund at any time the net asset value of the account in such fund falls below the applicable minimum initial investment as the result of a redemption. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.


Management
The Index Equity Portfolio, which invests all of its assets in the Index Master Portfolio, is advised by Dimensional Fund Advisors Inc. (DFA), located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. DFA was organized in May 1981 and provides investment management services to institutional investors. As of November 30, 2001, DFA had over $33 billion in assets under management.

IMPORTANT DEFINITIONS
Adviser: The Adviser of a mutual fund is responsible for the overall investment management of the Fund. The Adviser for the Index Master Portfolio is Dimensional Fund Advi-sors Inc.

For the fiscal year ended November 30, 2001, the Index Master Portfolio paid DFA an aggregate advisory fee of .025% of average daily net assets. The Index Master Portfolio pays DFA a maximum annual advisory fee of .025% of its average daily net assets.

Information about the portfolio manager for the fund is presented on page 4.

As discussed above, BlackRock has agreed to cap the fund's net expenses (excluding interest expense) at the levels shown in the fund's expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of the fund through February 1, 2004 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. This expense limit (which applies to expenses charged on fund assets as a whole, but not expenses separately charged to the different share classes of the fund) as a percentage of average daily net assets is .150%.

If within two years following a waiver or reimbursement, the operating expenses of the fund are less than the expense limit for the fund, the fund is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund has more than $50 million in assets and (2) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.


Dividends and Distributions
BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by the fund are paid within 10 days after the end of each quarter. The Company's Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by the fund at least annually at a date determined by the Company's Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.

The fund seeks to achieve its investment objective by investing all of its assets in the Index Master Portfolio (which is taxable as a partnership for federal income tax purposes). The fund is allocated its distributive share of the income, gains (including capital gains), losses, deductions and credits of the Index Master Portfolio. The fund's distributive share of such items, plus gain (or minus loss), if any, on the redemption of shares of the Index

Master Portfolio, less the fund's expenses incurred in operations, will constitute the fund's net income from which dividends are distributed as described above.


Taxation of Distributions
Distributions paid out of the fund's "net capital gain" will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, will be taxed to shareholders as ordinary income.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

Distributions paid by the fund with respect to certain qualifying dividends received by the fund from domestic corporations may be eligible for the corporate dividends received deduction.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.


Important Notice Regarding Delivery of Shareholder Documents
The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise.


Electronic Access to Shareholder Documents
Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company's annual and semi-annual reports and prospectuses have been posted on the Company's website on the Internet if they enroll in the Company's electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:
1) Have your enrollment number ready. If you do not have one, please contact your financial adviser.
2) Log on to www.investordelivery.com.
3) Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly With the Fund:
1) Log on to http://funds.blackrock.com.
2) Click on Electronic Delivery icon on either side of your screen.
3) Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

                                    [GRAPHIC]




For more information:
This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports
These reports contain additional information about the fund's investments. The annual report describes the fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the fund's performance for the last fiscal year.

Statement of Additional Information (SAI)
A Statement of Additional Information, dated            , 2002, has been filed
with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company's annual and semi-annual reports, by calling
(800) 441-7540. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.
Shareholder Account Service Representatives
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 5:30 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7450.

Purchases and Redemptions
Call your registered representative or (800) 441-7450.

World Wide Web
Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries.
www.blackrock.com

Email
Request prospectuses, SAI, Annual or Semi-Annual Reports and literature. Forward mutual fund inquiries. Mail to: funds@blackrock.com

Written Correspondence
BlackRock Funds, 100 Bellevue Parkway, Wilmington, DE 19809
MS WR-R100-04-07

Securities and Exchange Commission (SEC)
You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.



[LOGO] BLACKROCK
            FUNDS


           BONDBRSPROS2/02 INVESTMENT COMPANY ACT FILE NO. 811-05742

                 SUBJECT TO COMPLETION, DATED NOVEMBER 27, 2002

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement relating to the securities filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                BLACKROCK FUNDS(SM)

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information provides supplementary information pertaining to BlackRock Shares representing interests in the Index Equity, International Equity and Government Income Portfolios (collectively, the "Portfolios") of BlackRock FundsSM (the "Fund"). The Index Equity and International Equity Portfolios are called "Equity Portfolios." This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectuses of the Fund relating to the Portfolios dated _________, 2003, each as amended from time to time (the "Prospectuses"). Prospectuses and current shareholder reports of the Fund may be obtained at no charge by calling toll-free (800) 441-7450. This Statement of Additional Information is dated _________, 2003.

                                TABLE OF CONTENTS

                                                                                                               Page
INVESTMENT POLICIES...............................................................................................1

ADDITIONAL INVESTMENT LIMITATIONS................................................................................16

TRUSTEES AND OFFICERS............................................................................................20

THE FUND.........................................................................................................20

THE TRUST........................................................................................................28

SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND....................................................................34

INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND SERVICING ARRANGEMENTS.....................................34

EXPENSES.........................................................................................................39

PORTFOLIO TRANSACTIONS...........................................................................................40

PURCHASE AND REDEMPTION INFORMATION..............................................................................42

VALUATION OF PORTFOLIO SECURITIES................................................................................43

PERFORMANCE INFORMATION..........................................................................................45

TAXES............................................................................................................49

ADDITIONAL INFORMATION CONCERNING SHARES.........................................................................53

MISCELLANEOUS....................................................................................................54

APPENDIX A......................................................................................................A-1

APPENDIX B......................................................................................................B-1

                               INVESTMENT POLICIES

         The following supplements information contained in the Prospectuses concerning the Portfolios' investment policies. To the extent that an investment strategy is discussed in this Statement of Additional Information but not in the Prospectuses, such strategy is not a principal strategy of the Portfolios. Except as indicated, the information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

         The Index Equity Portfolio invests all of its investable assets in The U.S. Large Company Series (the "Index Master Portfolio") of The DFA Investment Trust Company (the "Trust"). Accordingly, the following discussion relates to:
(i) the investment policies of all the Portfolios including the Index Equity Portfolio; and (ii) where indicated the investment policies of the Index Master Portfolio.

         The Portfolios that are subject to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), will not change their investment policies required by that Rule without giving shareholders 60 days prior written notice.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGY

         Equity Portfolios. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

         From time to time each of the Equity Portfolios may invest in shares of companies through initial public offerings (IPOs). IPOs have the potential to produce, and have in fact produced, substantial gains for certain portfolios. There is no assurance that any Portfolio will have continued access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. Stocks of some newly-public companies may decline shortly after the initial public offering.

         Index Equity and Index Master Portfolios. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfolio are invested) invests at least 95% of the value of its total assets in securities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R) Index")1. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500(R) Index in approximately the same proportions as they are represented in the Index. The Index Master Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis). Adverse performance will ordinarily not result in the elimination of a stock from the Portfolio. The Portfolio will remain fully invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500(R) Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Portfolio is expected to approximate the investment performance of the S&P 500(R) Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall. As a non-fundamental policy, under normal circumstances, the Index Master Portfolio will invest at least 80% of its net assets in securities of large U.S. companies. If the Index Master Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days in advance of the change and will change the name of the Portfolio.

         Neither the Index Equity Portfolio nor the Index Master Portfolio are sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500(R) Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R)

----------
1 "Standard & Poor's", "S&P", "S&P500(R)", "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the Index Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500(R) Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the Index Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index Equity Portfolio or Index Master Portfolio.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         Reverse Repurchase Agreements and Other Borrowings. Each Portfolio (including the Index Master Portfolio) is authorized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such Agreements are considered to be borrowings under the 1940 Act. A Portfolio will use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Index Master Portfolio does not intend to invest in reverse repurchase agreements. The Government Income Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Government Income Portfolio may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's total assets, the Equity Portfolios (other than the Index Master Portfolio) will not make any investments.

         Variable and Floating Rate Instruments. The Government Income Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

         With respect to purchasable variable and floating rate instruments, the adviser or sub-adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

         Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. Each Portfolio may purchase bank obligations, such as certificates of deposit, notes, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of each Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

         The Index Master Portfolio may purchase obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired by the Index Master Portfolio if the bank has assets in excess of $1 billion.

         To the extent consistent with its investment objective, the Government Income Portfolio may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         Mortgage Related and Asset-Backed Securities. The Government Income Portfolio may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

         The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of the Portfolio, the maturity of mortgage-related and other asset-backed securities held by the Portfolio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         The relationship between prepayments and interest rates may give some high-yielding mortgage- related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

         The Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. ("PNC Mortgage") or Midland Loan Services, Inc. ("Midland") (or Sears Mortgage if PNC Mortgage succeeded to rights and duties of Sears Mortgage) or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or their affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Government Income Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in CMOs and REMICs, which are known as "regular" interests or "residual" interests. The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO and REMIC interests. The Portfolio does not currently intend to purchase residual interests. The markets for CMOs and REMICs may be more illiquid than those of other securities.

         Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("Pcs"). Pcs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold Pcs."

         U.S. Government Obligations. The Government Income Portfolio may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")).

         Examples of the types of U.S. Government obligations which the Portfolio may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

         The Index Master Portfolio may purchase (i) debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds, and (ii) obligations issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including FNMA, Federal Home Loan Bank and the Federal Housing Administration.

         Supranational Organization Obligations. The Portfolios may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         Lease Obligations. The Portfolios (other than the Index Master Portfolio) may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations").

         The sub-adviser will monitor the credit standing of each municipal borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Sub-Adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (v) legal recourse in the event of failure to appropriate;
(vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

         Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to a Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer's obligations on such securities, which may increase a Portfolio's operating expenses and adversely affect the net asset value of a Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Portfolio would not have the right to take possession of the assets. Any income derived from a Portfolio's ownership or operation of such assets may not be tax-exempt. In addition, a Portfolio's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which a Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company a Portfolio is subject to certain limitations on its investments and on the nature of its income.

         Commercial Paper. The Portfolios, except the Index Master Portfolio, may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by a Portfolio's adviser or sub-adviser, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. The Index Master Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" or better by S&P or "Prime-1" by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated "Aaa" by Moody's or "AAA" by S&P, and having a maximum maturity of nine months. These ratings symbols are described in Appendix A.

         Commercial paper purchasable by each Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         Repurchase Agreements. Each Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         The Index Master Portfolio may enter into repurchase agreements, but will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of its total assets would be so invested. The Index Master Portfolio will also only invest in repurchase agreements with a bank if the bank has at least $1 billion in assets and is approved by the Investment Committee of Dimensional Fund Advisors Inc. ("DFA"). DFA will monitor the market value of transferred securities plus any accrued interest thereon so that the value of such securities will at least equal the repurchase price. The securities underlying the repurchase agreements will be limited to U.S. Government and agency obligations described under "U.S. Government Obligations" above.

         Investment Grade Debt Obligations. The Portfolios, except the Index Master Portfolio and the Government Income Portfolio, may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by a Portfolio's adviser or sub-adviser. The Government Income Portfolio may invest in debt securities rated Aaa by Moody's or AAA by S&P. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security of a Portfolio is subsequently downgraded below investment grade, the Portfolio's adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities a Portfolio may hold, although under normal market conditions the adviser and sub-adviser do not expect to hold these securities to a material extent.

         The Index Master Portfolio may invest in non-convertible corporate debt securities which are issued by companies whose commercial paper is rated "Prime-1" by Moody's or "A-1" by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least "AA" by S&P or "Aa2" by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Index Master Portfolio's investment adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least "AA" or "Aa2."

         See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

         When-Issued Purchases and Forward Commitments. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment," including "TBA" (to be announced) basis. These transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

         When a Portfolio agrees to purchase securities on this basis, the adviser will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio's commitments. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. It may be expected that the market value of a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Portfolio expects that its forward commitments and commitments to purchase when-issued or TBA securities will not exceed 25% of the value of its total assets absent unusual market conditions.

         If deemed advisable as a matter of investment strategy, a Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

         When a Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Rights Offerings and Warrants to Purchase. Each Equity Portfolio (except the Index Master Portfolio, which may only acquire warrants as a result of corporate actions involving its holdings of other equity securities) may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

         Foreign Investments. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

         A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

         In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

         Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

         The expense ratios of the Portfolios investing significantly in foreign securities can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

         ADRs, EDRs and GDRs. Each Equity Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described under "Foreign Investments."

         Options and Futures Contracts. To the extent consistent with its investment objective, each Portfolio (other than the Index Master Portfolio) may write (i.e. sell) covered call options, buy call options, write secured put options and buy put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Portfolio, cross-hedging. The International Equity Portfolio may also purchase exchange-listed and over-the-counter put and call options on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices, or the yield differential between two securities, or, in the case of the International Equity Portfolio, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). There is no limit on the amount of a Portfolio's assets that can be put at risk through the use of options. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

         Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

         When a Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Portfolio expires unexercised the

Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts (interest rate futures contracts, index futures contracts, or foreign exchange futures contracts as applicable) to commit funds awaiting investment or maintain cash liquidity or, except with respect to the Index Master Portfolio, for other hedging purposes. These instruments are described in Appendix B to this Statement of Additional Information. The value of a Portfolio's futures contracts and options on futures contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets. There is no limit on the amount of a Portfolio's assets that can be put at risk through the use of futures contracts.

         Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         A Portfolio may purchase and sell put and call options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

         The Fund intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolios from registration as a "commodity pool operator."

         Interest Rate Transactions and Currency Swaps. The Government Income Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment.

         The Government Income Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether the Portfolio is hedging its assets or its liabilities. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

         The Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

         The Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap on a daily basis and will deliver an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Portfolio will not enter into any interest rate or currency swap unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's.

         The Portfolio will enter into currency or interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Portfolio's adviser or sub-adviser. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

         Municipal Investments. The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Also included within the general category of Municipal Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

         The amount of information regarding the financial condition of issuers of Municipal Obligations may be less extensive than the information for public corporations, and the secondary market for Municipal Obligations may be less liquid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with respect to any particular securities, be limited. In addition, Municipal Obligations purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

         Securities Lending. A Portfolio may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (except for the Index Master Portfolio) irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

         A Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by a Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) "first tier" quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO's, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks) (i.e. CD's, BA's and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated money market funds. Any such investments must be rated "first tier" and must have a maturity of 397 days or less from the date of purchase.

         While the Index Master Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Index Master Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Index Master Portfolio's total assets. In connection with such loans, the Index Master Portfolio will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Index Master Portfolio will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Trust could experience delay in recovering the loaned securities. Management of the Trust believes that this risk can be controlled through careful monitoring procedures.

         Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated. A Portfolio's adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its other investment strategies, there is no limit on the amount of unrated securities a Portfolio may hold, although under normal market conditions the adviser and sub-adviser do not expect to hold these securities to a material extent.

         Investment Companies. In connection with the management of their daily cash positions, the Equity Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The Government Income Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The International Equity Portfolio may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPARS) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500(R) Index. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations.

         Each Portfolio, other than the Index Equity Portfolio, currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

         Stripped and Zero Coupon Obligations. To the extent consistent with its investment objective the Government Income Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest ("IO" or interest-only), while the other class receives all of the principal ("PO" or principal-only). However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

         The Government Income Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments. Additionally, current federal tax law requires the holder of certain zero-coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Taxes."

         Guaranteed Investment Contracts. The Government Income Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

         Dollar Roll Transactions. To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Government Income Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

         Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

         Short Sales. The Government Income Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital appreciation in the security.

         Interest Rate and Extension Risk. The value of fixed income securities in the Government Income Portfolio can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolio is not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of the Portfolio's assets will vary. Although the Portfolio's sub-adviser will normally attempt to structure the Portfolio to have a comparable duration to its benchmark, there can be no assurance that it will be able to do so at all times.

         Liquidity Management. As a temporary defensive measure if its sub-adviser determines that market conditions warrant, each Equity Portfolio (other than the Index Master Portfolio) may invest without limitation in high quality money market instruments. The Equity Portfolios may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporarily uncommitted cash balances. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

         Illiquid Securities. No Portfolio will invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. Each Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         Guarantees. A Portfolio may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer's payment obligations under a security if the issuer is unable to do so.

         Portfolio Turnover Rates. A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. Higher than normal portfolio turnover (i.e., 100% or more) may result in increased transaction costs to a Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. The sale of a Portfolio's securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect a Portfolio's performance.

                        ADDITIONAL INVESTMENT LIMITATIONS

         Each Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding shares (as defined below under "Miscellaneous"). The Index Master Portfolio's fundamental investment limitations are described separately.

         Each of the Portfolios may not:

         1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

         2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         Each Portfolio (other than the Government Income Portfolio) may not:

         3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.

         The Government Income Portfolio may not:

         4. Issue senior securities, borrow money or pledge its assets, except that the Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33?% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33?% of the value of its total assets to secure such borrowings. The Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

ALL PORTFOLIOS:

         No Portfolio may:

         1. Purchase or sell real estate, except that each Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

         3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

         4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

         5. Purchase securities of companies for the purpose of exercising control.

         6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in futures contracts and related options or a Portfolio's sale of securities short against the box, and (b) a Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

         8. Make loans, except that each Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

         9. Purchase or sell commodities except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

         10. Notwithstanding the investment limitations of the Index Equity Portfolio, the Index Equity Portfolio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limitations as the Portfolio.

INDEX MASTER PORTFOLIO:

         The investment limitations of the Index Master Portfolio, the Portfolio in which the Index Equity Portfolio invests all of its investable assets, are separate from those of the Index Equity Portfolio. The Index Master Portfolio may not:

         1. Invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

         2. Make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

         3. As to 75% of the total assets of the Index Master Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Index Master Portfolio's total assets, at market, would be invested in the securities of such issuer;

         4. Purchase or retain securities of an issuer if those officers and trustees of the Trust or officers and directors of the Trust's investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

         5. Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of the Index Master Portfolio's gross assets valued at the lower of market or cost; provided that it may borrow amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;

         6. Pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

         7. Invest more than 10% of the value of its total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

         8.  Engage in the business of underwriting securities issued by others;

         9. Invest for the purpose of exercising control over management of any company;

         10. Invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

         11. Invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

         12. Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of its total assets would be invested in securities of companies within such industry;

         13. Write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

         14. Purchase warrants; however, it may acquire warrants as a result of corporate actions involving its holdings of other equity securities;

         15. Purchase securities on margin or sell short;

         16. Acquire more than 10% of the voting securities of any issuer; or

         17. Issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except as permitted under the 1940 Act.

         The investment limitations described in (1) and (15) above do not prohibit the Index Master Portfolio from making margin deposits to the extent permitted under applicable regulations. Although (2) above prohibits cash loans, the Index Master Portfolio is authorized to lend portfolio securities. With respect to (7) above, pursuant to Rule 144A under the 1993 Act, the Index Master Portfolio may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to DFA, the Index Master Portfolio's investment adviser. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees of the Trust and DFA will continue to monitor the liquidity of Rule 144A securities.

         Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Index Master Portfolio owns, and does not include assets which the Index Master Portfolio does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Index Master Portfolio will exclude from its total assets those assets which represent collateral received by the Index Master Portfolio for its securities lending transactions.

         Unless otherwise indicated, all limitations applicable to the Index Master Portfolio's investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of the Index Master Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Index Master Portfolio's total assets will not require the Index Master Portfolio to dispose of an investment until DFA determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, DFA will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

         Because the structure of the Index Master Portfolio is based on the relative market capitalizations of eligible holdings, it is possible that the Index Master Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Trust and the issuer would be deemed "affiliated persons" under the 1940 Act, and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable.

                              TRUSTEES AND OFFICERS

                                    THE FUND

         The business and affairs of the Fund are managed under the direction of its Board of Trustees. The trustees and executive officers of the Fund are:

INTERESTED TRUSTEES:

                                        TERM OF                                         NUMBER OF
                                       OFFICE/2/                                      PORTFOLIOS
                                         AND                                             IN FUND
                      POSITION(S)       LENGTH                                          COMPLEX/3/
 NAME, ADDRESS         HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS HELD
    AND AGE              FUND           SERVED         DURING PAST FIVE YEARS            TRUSTEE             BY TRUSTEE
----------------    --------------    -----------   -------------------------------   ------------    ------------------------------
Raymond J.          Trustee              Since      Retired; Treasurer of                  43         N/A
Clark/4/                                 1996       Princeton University from
Princeton                                           1987 to 2001; Trustee, The
University                                          Compass Capital Group of
228 Alexander                                       Funds from 1987 to 1996;
Street,                                             Trustee, Chemical Bank, New
Princeton, NJ                                       Jersey Advisory Board from
08544                                               1994 until 1995; Chairman of
Age: 67                                             Board of Trustees, American
                                                    Red Cross - Central N.J.
                                                    Chapter; Trustee, Medical
                                                    Center of Princeton; and
                                                    Trustee, United Way-Greater
                                                    Mercer County from 1996-1997.

----------
/2/      Each Trustee holds office for an indefinite term until the earlier of
         (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust.

/3/ A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

/4/ Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.

                                        TERM OF                                         NUMBER OF
                                       OFFICE/2/                                      PORTFOLIOS
                                         AND                                             IN FUND
                      POSITION(S)       LENGTH                                          COMPLEX/3/
 NAME, ADDRESS         HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS HELD
    AND AGE              FUND           SERVED         DURING PAST FIVE YEARS            TRUSTEE             BY TRUSTEE
----------------    --------------    -----------   -------------------------------   ------------    ------------------------------
Laurence D.          Trustee and         Since      Director, Chairman and Chief           43         Director, BlackRock, Inc.
Fink/5/              President           2000       Executive Officer of
BlackRock, Inc.                                     BlackRock, Inc. since its
40 E. 52nd                                          formation in 1998 and of
Street                                              BlackRock Inc.'s predecessor
New York, NY                                        entities since 1988; Chairman
10022                                               of the Management Committee
Age: 49                                             and Co-chair of the
                                                    Investment Strategy Group of
                                                    BlackRock, Inc.; formerly,
                                                    Managing Director of the First
                                                    Boston Corporation, Member of
                                                    its Management Committee,
                                                    Co-head of its Taxable Fixed
                                                    Income Division and Head of
                                                    its Mortgage and Real Estate
                                                    Products Group; formerly
                                                    Chairman of the Board and
                                                    Director of each of the
                                                    closed-end Trusts in which
                                                    BlackRock Advisors, Inc. acts
                                                    as investment advisor;
                                                    Chairman of the Board and
                                                    Director of Anthracite
                                                    Capital, Inc.; Director of
                                                    BlackRock's offshore funds and
                                                    alternative investment
                                                    vehicles and Chairman of the
                                                    Board of Nomura BlackRock
                                                    Asset Management Co., Ltd;
                                                    Director of the New York Stock
                                                    Exchange; Vice Chairman of the
                                                    Board of Trustees of Mount
                                                    Sinai - New York University
                                                    Medical Center and Health
                                                    System; Co-Chairman of the
                                                    Board of Trustees of NYU
                                                    Hospitals Center; and a member
                                                    of the Board of Trustees of
                                                    NYU, NYU School of Medicine
                                                    and Phoenix House.

----------
/5/ Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.

DISINTERESTED TRUSTEES:

                                        TERM OF                                         NUMBER OF
                                        OFFICE                                         PORTFOLIOS
                                         AND                                             IN FUND
                      POSITION(S)       LENGTH                                           COMPLEX
 NAME, ADDRESS         HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS HELD
    AND AGE              FUND           SERVED         DURING PAST FIVE YEARS            TRUSTEE             BY TRUSTEE
----------------    --------------    -----------   -------------------------------   ------------    ------------------------------
William O.          Trustee and          Since      Retired; Executive Vice                43         Director, American Water
Albertini           Chairman of          1996       President and Chief Financial                     Works, Inc. (water
698 Strafford       the Audit                       Officer from August 1997 -                        utility) since May 1990;
Circle              Committee                       April 1999, Bell Atlantic                         Director, Triumph Group,
Strafford, PA                                       Global Wireless (global                           Inc. (aviation
19087                                               wireless communications);                         manufacturing, repair and
Age: 59                                             Executive Vice President,                         maintenance services)
                                                    Chief Financial Officer and                       since May 1999; Director,
                                                    Director from February 1995 -                     Midwest Independent
                                                    August 1997, Vice President                       Transmission Service
                                                    and Chief Financial Officer                       Operator, Inc. (electrical
                                                    from January 1991 - February                      transmission operator)
                                                    1995, Bell Atlantic                               since December 1998.
                                                    Corporation (a diversified
                                                    telecommunications company);
                                                    Trustee, The Carl E. & Emily
                                                    I. Weller Foundation since
                                                    October 1991.

Honorable           Trustee              Since      Partner, Covington & Burling           43         N/A
Stuart E.                                2001       (law firm) (2001-Present);
Eizenstat                                           Deputy Secretary of the
Covington &                                         Treasury (1999-2001), Under
Burling                                             Secretary of State for
1201                                                Economic, Business and
Pennsylvania                                        Agricultural Affairs
Avenue, NW                                          (1997-1999), Under Secretary
Washington, DC                                      of Commerce for International
20004                                               Trade (1996-1997), Special
Age: 59                                             Representative of the
                                                    President and Secretary of
                                                    State on Holocaust Issues
                                                    (1995-2001), and U.S.
                                                    Ambassador to the European
                                                    Union, Department of State
                                                    (1993-1996), Government of the
                                                    United States of America;
                                                    Partner, Vice-Chairman and
                                                    Chairman of the Washington
                                                    Office, Powell, Goldstein,
                                                    Frazer & Murphy (1981-1993);
                                                    Director, Overseas Private
                                                    Investment

                                        TERM OF                                         NUMBER OF
                                        OFFICE                                         PORTFOLIOS
                                         AND                                             IN FUND
                      POSITION(S)       LENGTH                                           COMPLEX
 NAME, ADDRESS         HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS HELD
    AND AGE              FUND           SERVED         DURING PAST FIVE YEARS            TRUSTEE             BY TRUSTEE
----------------    --------------    -----------   -------------------------------   ------------    ------------------------------
                                                    Corporation (1996-2001).

Robert M.           Trustee,             Since      Retired; Director of USX           43             Director and Chairman of
Hernandez c/o       Vice                 1996       Corporation (a diversified                        the Executive Committee,
BlackRock           Chairman and                    company principally engaged                       ACE Limited (insurance
Funds, 100          Chairman of                     in energy and steel                               company); Director and
Bellevue            the                             businesses), Vice Chairman                        Chairman of the Board, RTI
Parkway,            Nominating                      and Chief Financial Officer                       International Metals,
Wilmington, DE      Committee                       1994-2001, Executive Vice                         Inc.; Director, Eastman
19809 Age: 58                                       President -Accounting and                         Chemical Company.
                                                    Finance and Chief Financial
                                                    Officer from 1991 to 1994.
Dr. Judith Rodin    Trustee              Since
President                                2001       President, Professor of            43             Director, Aetna Inc.;
University of                                       Psychology (School of Arts                        Director, AMR Corporation;
Pennsylvania                                        and Sciences), and Professor                      Director, Electronic Data
Office of the                                       of Medicine and Psychiatry                        Systems Corporation.
President                                           (School of Medicine),
100 College Hall                                    University of Pennsylvania
Philadelphia,                                       (1994-present); Provost
PA  19104-6380                                      (1992-1994), Dean of Graduate
Age: 58                                             School of Arts and Sciences
                                                    (1991-1992), and Chair of
                                                    Psychology Department
                                                    (1989-1991), Yale University.
David R.            Trustee and
Wilmerding, Jr.     Chairman of          Since      Chairman, Wilmerding &             44             N/A
Rosemont            the Board            1996       Associates, Inc. (investment       (Includes
Business Campus                                     advisers) since 1989;              43
Building One,                                       Director, Beaver Management        portfolios
Suite 100                                           Corporation (land management       of the
919 Conestoga                                       corporation); Managing             Fund and 1
Road                                                General Partner, Chestnut          portfolio
Rosemont, PA                                        Street Exchange Fund;              of
19010                                               Director, Peoples First, The       Chestnut
Age: 67                                             Peoples Bank of Oxford;            Street
                                                    Director Emeritus, The Mutual      Exchange
                                                    Fire, Marine and Inland            Fund, which
                                                    Insurance Company.                 is managed
                                                                                       by BFM and
                                                                                       BIMC.

EXECUTIVE OFFICERS:

                                        TERM OF
                                       OFFICE/6/
                                         AND
                      POSITION(S)      LENGTH
 NAME, ADDRESS         HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)
    AND AGE              FUND           SERVED         DURING PAST FIVE YEARS
----------------    --------------    -----------   -------------------------------
Paul Audet          Treasurer            Since      Managing Director and Chief
BlackRock, Inc.                          2002       Financial Officer of
40 E. 52nd                                          BlackRock, Inc. since 1998;
Street                                              Treasurer of BlackRock
New York, NY                                        Provident Institutional Funds
10022                                               since 2001; Senior Vice
Age: 40                                             President of PNC Bank Corp.
                                                    from 1991 to 1998.

Anne Ackerley       Assistant            Since      Managing Director, BlackRock
BlackRock, Inc.     Secretary            2000       Advisors, Inc. since May
40 E. 52nd                                          2000; First Vice President
Street                                              and Operating Officer,
New York, NY                                        Mergers and Acquisitions
10022                                               Group (1997-2000), First Vice
Age: 40                                             President and Operating
                                                    Officer, Public Finance Group
                                                    (1995-1997), and First Vice
                                                    President, Emerging Markets
                                                    Fixed Income Research
                                                    (1994-1995), Merrill
                                                    Lynch & Co.

Ellen L. Corson     Assistant            Since      Vice President and Director
PFPC Inc.           Treasurer            1998       of Mutual Fund Accounting and
103 Bellevue                                        Administration, PFPC Inc.
Parkway                                             since November 1997;
Wilmington, DE                                      Assistant Vice President,
19809                                               PFPC Inc. from March 1997 to
Age: 38                                             November 1997; Senior
                                                    Accounting Officer, PFPC Inc.
                                                    from March 1993 to March 1997.

----------
/6/      Each officer holds office for an indefinite term until the earlier of
         (1) the next meeting of trustees at which his or her successor is appointed and (2) such time as such officer resigns or his or her term as an officer is terminated in accordance with the Fund's code of regulations and Declaration of Trust.

Brian P.            Secretary            Since
Kindelan                                 1997       Director and Senior Counsel
BlackRock                                           (since January 2001), and
Advisors, Inc.                                      Vice President and Senior
100 Bellevue                                        Counsel (1998-2000),
Parkway                                             BlackRock Advisors, Inc.;
Wilmington, DE                                      Senior Counsel, PNC Bank
19809                                               Corp. from May 1995 to April
Age:  43                                            1998; Associate, Stradley,
                                                    Ronon, Stevens & Young, LLP
                                                    from March 1990 to May 1995.

         The standing committees of the Board are the Audit Committee and the Nominating Committee.

         The members of the Audit Committee are Ms. Rodin and Messrs. Albertini, Eizenstat, Hernandez and Wilmerding. Mr. Albertini serves as Chairman. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Fund and evaluating such accountants' performance, costs and financial stability; (ii) reviewing and coordinating audit plans prepared by the Fund's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management. The Audit Committee met 2 times in the last fiscal year.

         The members of the Nominating Committee are Ms. Rodin and Messrs. Albertini, Eizenstat, Hernandez and Wilmerding. Mr. Hernandez serves as Chairman. The Nominating Committee is responsible for selecting and nominating "disinterested" trustees of the Fund. The Committee will consider nominees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Fund's Secretary. The Nominating Committee met 1 time in the last fiscal year.

         The following table shows the dollar range of equity securities owned by the Trustees in the Fund and in other investment companies overseen by the Trustees within the same family of investment companies as of December 31, 2001. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services.

                                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                      DOLLAR RANGE OF EQUITY               REGISTERED INVESTMENT COMPANIES OVERSEEN BY THE
    NAME OF TRUSTEE                   SECURITIES IN THE FUND                TRUSTEE IN THE FAMILY OF INVESTMENT COMPANIES
------------------------      -------------------------------------     ----------------------------------------------------
Interested Trustees
Raymond J. Clark                 International Equity - $1 -                      $50,001 - $100,000
                                           $10,000
                                   Core Bond Total Return -
                                      $50,001 - $100,000
                                  International Small Cap -
                                      $10,001 - $50,000
                                 Money Market - $1 - $10,000

Laurence D. Fink                             None                                        None

Disinterested Trustees
William O. Albertini              Mid-Cap Growth - $50,001 -                        Over $100,000
                                           $100,000
                               Small Cap Value - over $100,000
Stuart E. Eizenstat                          None                                        None
Robert M. Hernandez              PA Muni Money Market - over                        over $100,000
                                           $100,000
Dr. Judith Rodin                              None                                       None
David R. Wilmerding, Jr.                      None                                       None

COMPENSATION

         The Fund pays trustees who are not affiliated with BlackRock Advisors, Inc. ("BlackRock") or BlackRock Distributors, Inc. ("BDI" or the "Distributor") $20,000 annually ($30,000 annually in the event that the assets of the Fund exceed $40 billion) and $350 per Portfolio for each full in-person meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman of the Board an additional $10,000 and $5,000 per year, respectively, for their service in such capacities. Trustees who are not affiliated with BlackRock or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. The term of office of each trustee will automatically terminate when such trustee reaches 72 years of age. No officer, director or employee of BlackRock, BlackRock Institutional Management Corporation ("BIMC"), BlackRock Financial Management, Inc. ("BFM"), BlackRock International, Ltd. ("BIL"), PFPC Inc. ("PFPC") (with BlackRock, the "Administrators"), BDI, PNC Bank, National Association ("PNC Bank") or BlackRock, Inc. currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of the Portfolio.

         The table below sets forth the compensation actually received from the Fund and the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 2001:

                                                             PENSION OR
                                                             RETIREMENT                           TOTAL COMPENSATION
                                         AGGREGATE        BENEFITS ACCRUED       ESTIMATED       FROM REGISTRANT AND
                                     COMPENSATION FROM     AS PART OF FUND    ANNUAL BENEFITS        FUND COMPLEX
                                         REGISTRANT           EXPENSES        UPON RETIREMENT      PAID TO TRUSTEES
                                     -----------------   -----------------   ----------------    -------------------
David R. Wilmerding, Jr., Chairman        $88,800                N/A                N/A             (2)/1/ $98,800
of the Board

Robert M. Hernandez,                      $82,550                N/A                N/A             (1)/1/ $82,550
Vice Chairman of the Board

William O. Albertini, Trustee             $78,800                N/A                N/A             (1)/1/ $78,800

Raymond J. Clark, Trustee                 $78,800                N/A                N/A             (1)/1/ $78,800

Stuart E. Eizenstat, Trustee              $39,400                N/A                N/A             (1)/1/ $39,400

Dr. Judith Rodin, Trustee                 $39,400                N/A                N/A             (1)/1/ $39,400

----------
1. Total number of investment company boards trustees served on within the Fund Complex.

                                     THE TRUST

TRUSTEES

         The Board of Trustees of the Trust is responsible for establishing the Trust's policies and for overseeing the management of the Trust.

         The Board of Trustees of the Trust has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Trust's Audit Committee is a disinterested Trustee. The Audit Committee oversees the Trust's accounting and financial reporting policies and practices, the Trust's internal controls and other oversight functions as requested by the Board of Trustees. The Audit Committee also acts as a liaison between the Trust's independent certified public accountants and the full Board. There were three Audit Committee meetings held during the fiscal year ended November 30, 2002.

         The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould and Myron S. Scholes. Each member of the Trust's Performance Committee is a disinterested Trustee. The Performance Committee regularly reviews and monitors the investment performance of the Trust's series, including the Index Master Portfolio, and reviews the performance of the Trust's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

         Certain biographical information for each disinterested Trustee and each interested Trustee of the Trust is set forth in the tables below, including a description of each Trustee's experience as a Trustee of the Trust and as a director or trustee of other funds, as well as other recent professional experience.

DISINTERESTED TRUSTEES

                                                                                                     PORTFOLIOS
                        POSITION        TERM OF                                                      WITHIN THE         OTHER
                          HELD       OFFICE/1/ AND                                                    DFA FUND      DIRECTORSHIPS
 NAME, ADDRESS AND      WITH THE       LENGTH OF       PRINCIPAL OCCUPATION(S) DURING PAST 5         COMPLEX/2/       OF PUBLIC
        AGE              TRUST          SERVICE                     YEARS                             OVERSEEN      COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
George M.               Trustee          Since       Leo Melamed Professor of Finance,              88
Constantinides                         inception     Graduate School of Business, University        portfolios
1101 E. 58th Street                                  of Chicago.                                    in 4
Chicago, IL 60637                                                                                   investment
Date of Birth:                                                                                      companies
9/22/47

John P. Gould           Trustee          Since       Steven G. Rothmeier Distinguished Service      88             Trustee,
1101 E. 58th Street                    inception     Professor of Economics, Graduate School        portfolios     Harbor Fund
Chicago, IL 60637                                    of Business, University of Chicago.            in 4           (registered
Date of Birth:                                       Principal and Executive Vice President,        investment     investment
1/19/39                                              Lexecon Inc. (economics, law, strategy         companies      company) (13
                                                     and finance consulting). Formerly,                            Portfolios).
                                                     President, Cardean University (division
                                                     of UNext.com). Member of the Boards of
                                                     Milwaukee Mutual Insurance Company and
                                                     UNext.com. Formerly, Trustee, First
                                                     Prairie Funds (registered investment
                                                     company).

Roger G. Ibbotson       Trustee          Since       Professor in Practice of Finance, Yale         88
Yale School of                         inception     School of Management. Director, BIRR           portfolios
Management                                           Portfolio Analysis, Inc. (software             in 4
P.O. Box 208200                                      products). Chairman, Ibbotson Associates,      investment
New Haven, CT                                        Inc., Chicago, IL (software, data,             companies
06520-8200                                           publishing and consulting). Partner,
Date of Birth:                                       Zebra Capital Management, LLC (hedge fund
5/27/43                                              manager). Formerly, Director, Hospital
                                                     Fund, Inc. (investment management
                                                     services).

                                                                                                     PORTFOLIOS
                        POSITION        TERM OF                                                      WITHIN THE         OTHER
                          HELD       OFFICE/1/ AND                                                    DFA FUND      DIRECTORSHIPS
 NAME, ADDRESS AND      WITH THE       LENGTH OF       PRINCIPAL OCCUPATION(S) DURING PAST 5         COMPLEX/2/       OF PUBLIC
        AGE              TRUST          SERVICE                     YEARS                             OVERSEEN      COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes        Trustee        Since         Frank E. Buck Professor Emeritus of            88             Director,
Oak Hill Capital                      inception      Finance, Stanford University. Partner,         portfolios     American
Management, Inc.                                     Oak Hill Capital Management. Chairman,         in 4           Century Fund
2775 Sand Hill Rd.                                   Oak Hill Platinum Partners. Director,          investment     Complex
Suite 220                                            Financial Engines. Director, Chicago           companies      (registered
Menlo Park, CA 94025                                 Mercantile Exchange. Consultant, Arbor                        investment
Date of Birth:                                       Investors. Formerly, Director, Smith                          companies) (38
7/01/41                                              Breeden Family of Funds and Partner,                          Portfolios).
                                                     Long-Term Capital Management.

Abbie J. Smith          Trustee       Since 2000     Boris and Irene Stern Professor of             88             Director, HON
1101 E. 58th Street                                  Accounting, Graduate School of Business,       portfolios     Industries
Chicago, IL 60637                                    University of Chicago. Formerly, Marvin        in 4           Inc. (office
Date of Birth:                                       Bower Fellow, Harvard Business School.         investment     furniture).
4/30/53                                                                                             companies

INTERESTED TRUSTEES

         The following Interested Trustees are described as such because they are deemed to be "interested persons," as that term is defined under the 1940 Act, due to their positions with DFA.

                                                                                                     PORTFOLIOS
                        POSITION        TERM OF                                                      WITHIN THE         OTHER
                          HELD       OFFICE/1/ AND                                                    DFA FUND      DIRECTORSHIPS
 NAME, ADDRESS AND      WITH THE       LENGTH OF       PRINCIPAL OCCUPATION(S) DURING PAST 5         COMPLEX/2/       OF PUBLIC
        AGE              TRUST          SERVICE                     YEARS                             OVERSEEN      COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
David G. Booth          Trustee,        Since        President, Chairman, Chief Executive           88
1299 Ocean Avenue       President,     inception     Officer and Chief Investment Officer and       portfolios
Santa Monica, CA        Chairman,                    Director/Trustee of the following              in 4
90401                   Chief                        companies: the Trust, DFA, DFA Securities      investment
Date of Birth:          Executive                    Inc., DFA Australia Limited, DFA               companies
12/02/46                Officer                      Investment Dimensions Group Inc.,
                        and                          Dimensional Investment Group Inc. and
                        Chief                        Dimensional Emerging Markets Value Fund
                        Investment                   Inc. Director and Chief Investment
                        Officer                      Officer, Dimensional Fund Advisors Ltd.
                                                     Director, Dimensional Funds PLC. Limited
                                                     Partner, Oak Hill Partners. Director,
                                                     University of Chicago Business School.
                                                     Formerly, Director, SA Funds (registered
                                                     investment company), Director, Assante
                                                     Corporation (investment management) and
                                                     President, Dimensional Fund Advisors Ltd.

Rex A. Sinquefield*     Trustee            Since     Chairman and Director, DFA, DFA Securities     88
1299 Ocean Avenue       and              inception   Inc., DFA Investment Dimensions Group          portfolios
Santa Monica, CA        Chairman                     Inc., Dimensional Investment Group Inc.        in 4
90401                                                and Dimensional Emerging Markets Value         investment
Date of Birth:                                       Fund Inc. Trustee and Chairman of the          companies
9/07/44                                              Trust. President and Director, Dimensional
                                                     Fund Advisors Ltd. Director, DFA Australia
                                                     Ltd. Director, Dimensional Funds PLC.
                                                     Trustee, St. Louis University. Life
                                                     Trustee and Member of Investment
                                                     Committee, DePaul University. Director,
                                                     The German St. Vincent Orphan Home. Member
                                                     of Investment Committee, Archdiocese of
                                                     St. Louis. Formerly, Chairman-Chief
                                                     Investment Officer of the Trust, DFA, DFA
                                                     Securities Inc., DFA Investment Dimensions
                                                     Group Inc., Dimensional Investment Group
                                                     Inc., Dimensional Emerging Markets Value
                                                     Fund Inc. and DFA Australia Ltd. and
                                                     Chairman of Dimensional Fund Advisors Ltd.

1 Each Trustee holds office for an indefini te term until his or her successor is elected and qualified.

2 Each Trustee is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which are: the Trust, Dimensional Emerging Markets Value Fund Inc., DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the "DFA Funds").

*        Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Information relating to each Trustee's ownership (including the ownership of his or her immediate family) in the series of the Trust and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below:

                                                                                 AGGREGATE DOLLAR RANGE OF SHARES
                                                                                  OWNED IN ALL FUNDS OVERSEEN BY
                                                                                 DIRECTOR IN FAMILY OF INVESTMENT
                NAME                       DOLLAR RANGE OF FUND SHARES OWNED                COMPANIES
--------------------------------------    -----------------------------------    --------------------------------
Disinterested Trustees:
George M. Constantinides                              $[______]                             $[______]
John P. Gould                                         $[______]                             $[______]
Roger G. Ibbotson                                     $[______]                             $[______]
Myron S. Scholes                                      $[______]                         [$10,001-$50,000]
Abbie J. Smith                                        $[______]                             $[______]
Interested Trustees:
David G. Booth                                        $[______]                          [Over $100,000]
Rex A. Sinquefield                                    $[______]                          [Over $100,000]

         Set forth below is a table listing, for each Trustee entitled to receive compensation, the compensation received from the Trust during the fiscal year ended November 30, 2002 and the total compensation received from the four DFA Funds for which DFA served as investment adviser during that same fiscal year:

                                                       PENSION OR                                TOTAL
                                                  RETIREMENT BENEFITS                         COMPENSATION
                                   AGGREGATE            AS PART          ESTIMATED ANNUAL    FROM THE TRUST
                              COMPENSATION FROM        OF TRUST            BENEFITS UPON       AND DFA FUND
TRUSTEE                           THE TRUST*           EXPENSES             RETIREMENT           COMPLEX+
---------------------------   -----------------   -------------------    ----------------    --------------
George M. Constantinides...       $[______]               N/A                   N/A             $[______]
John P. Gould..............       $[______]               N/A                   N/A             $[______]
Roger G. Ibbotson..........       $[______]               N/A                   N/A             $[______]
Myron S. Scholes...........       $[______]               N/A                   N/A             $[______]
Abbie J. Smith.............       $[______]               N/A                   N/A             $[______]

* Under a deferred compensation plan (the "Plan") adopted effective January 1, 2002, the disinterested Trustees of the Trust may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the DFA Funds. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference Funds"). The amounts ultimately received by the disinterested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Trustee or to pay any particular level of compensation to the disinterested Trustee. The total amount of deferred compensation accrued by the disinterested Trustees from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $_________ (Mr. ______), $_________ (Mr. ______), $_________ (Mr. ______) and
         $_________ (Mr. ______). A disinterested Trustee's deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Trustee's resignation from the Boards of Directors/Trustees, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Trustee has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

+ The term DFA Fund Complex refers to all registered investment companies for which DFA performs advisory or administrative services and for which the individuals listed above serve as directors or trustees on the boards of such companies.

OFFICERS

         Below is the name, address, age, information regarding positions with the Trust and the principal occupation for each officer of the Trust. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: DFA, DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., the Trust and Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").

                                                             TERM OF OFFICE/1/
                                                              AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST 5
  NAME, ADDRESS AND AGE       POSITION HELD WITH THE TRUST       SERVICE                         YEARS
------------------------------------------------------------------------------------------------------------------------
Arthur H.F. Barlow            Vice President                    Since 1993      Vice President of all the DFA Entities.
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown              Vice President and                Since 2001      Vice President and Assistant Secretary
Santa Monica, CA              Assistant Secretary                               of all the DFA Entities. Prior to
Date of Birth: 1/24/67                                                          April 2001, legal counsel for DFA
                                                                                (since March 2000). Associate, Jones,
                                                                                Day, Reavis & Pogue from October 1991
                                                                                to February 2000.

Truman A. Clark               Vice President                    Since 1996      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 4/08/41                                                          Advisors Ltd.

James L. Davis                Vice President                    Since 1999      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 11/29/56                                                         Advisors Ltd. Formerly at Kansas State
                                                                                University, Arthur Andersen & Co. and
                                                                                Phillips Petroleum Co.

Robert T. Deere               Vice President                    Since 1994      Vice President of all the DFA Entities.
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner            Vice President                    Since 2001      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 3/18/70                                                          Advisors Ltd. Prior to April 2001,
                                                                                marketing supervisor and marketing
                                                                                coordinator for DFA.

Richard A. Eustice            Vice President and                Since 1998      Vice President and Assistant Secretary
Santa Monica, CA              Assistant Secretary                               of all the DFA Entities, except
Date of Birth: 8/05/65                                                          Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr.           Vice President                    Since 1993      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 1/21/61                                                          Advisors Ltd.

Robert M. Fezekas             Vice President                    Since 2001      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 10/28/70                                                         Advisors Ltd. and DFA Australia Limited.
                                                                                Prior to December 2001, Portfolio
                                                                                Manager.

Glenn S. Freed                Vice President                    Since 2001      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 11/24/61                                                         Advisors Ltd. and DFA Australia Limited.
                                                                                Formerly, Professor and Associate
                                                                                Dean of the Leventhal School of
                                                                                Accounting (September 1998 to August
                                                                                2001) and Academic Director Master of
                                                                                Business Taxation Program (June 1996 to
                                                                                August 2001) at the University of
                                                                                Southern California Marshall School of
                                                                                Business.

Henry F. Gray                 Vice President                    Since 2000      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 9/22/67                                                          Advisors Ltd. Prior to July 2000,
                                                                                portfolio manager.

                                                             TERM OF OFFICE/1/
                                                              AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST 5
  NAME, ADDRESS AND AGE       POSITION HELD WITH THE TRUST       SERVICE                         YEARS
------------------------------------------------------------------------------------------------------------------------
Kamyab Hashemi-Nejad          Vice President, Controller        Since 1997      Vice President, Controller and
Santa Monica, CA              and Assistant Treasurer                           Assistant Treasurer, of all the DFA
Date of Birth: 1/22/61                                                          Entities.

Stephen P. Manus              Vice President                    Since 1997      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 12/26/50                                                         Advisors Ltd.

Karen E. McGinley             Vice President                    Since 1997      Vice President of all the DFA Entities.
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell           Vice President and Secretary      Since 2000      Vice President and Secretary of all
Santa Monica, CA                                                                the DFA Entities, except DFA Australia
Date of Birth: 5/07/64                                                          Limited for which she is Vice
                                                                                President and Assistant Secretary.
                                                                                Director, Dimensional Funds PLC. Vice
                                                                                President and Assistant Secretary of
                                                                                all the DFA Entities (1997-2000).

David A. Plecha               Vice President                    Since 1993      Vice President of all the DFA Entities.
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen            Vice President                    Since 2001      Vice President of all the DFA Entities
Santa Monica, CA                                                                except Dimensional Fund Advisors Ltd.
Date of Birth: 1/26/62                                                          Prior to April 2001, investment
                                                                                management, client service manager for
                                                                                DFA (since October 2000). Investment
                                                                                manager researcher and consultant for
                                                                                InvestorForce, Inc. from October 1999
                                                                                to October 2000 and for William M.
                                                                                Mercer Investment Consulting, Inc.
                                                                                from April 1996 to October 1999.

Eduardo A. Repetto            Vice President                    Since 2002      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 1/28/67                                                          Advisors Ltd. and DFA Australia
                                                                                Limited. Research Associate for DFA
                                                                                (June 2000 to April 2002). Research
                                                                                scientist (August 1998 to June 2000) and
                                                                                Faculty-Postdoctural Fellow (August 1997
                                                                                to August 1998), California Institute of
                                                                                Technology.

George L. Sands               Vice President                    Since 1993      Vice President of all the DFA Entities.
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina           Vice President, Chief             Since 1993      Vice President, Chief Financial
Santa Monica, CA              Financial Officer and                             Officer and Treasurer of all the DFA
Date of Birth: 10/12/55       Treasurer                                         Entities. Director, Dimensional Funds,
                                                                                PLC.

David E. Schneider            Vice President                    Since 2001      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 1/26/46                                                          Advisors Ltd. and DFA Australia
                                                                                Limited. Prior to 2001 and currently,
                                                                                Regional Director of DFA.

John C. Siciliano             Vice President                    Since 2001      Vice President of all the DFA
Santa Monica, CA                                                                Entities. Director, Dimensional Funds
Date of Birth: 8/24/54                                                          PLC. Managing Principal, Payden &
                                                                                Rygel Investment Counsel from April
                                                                                1998 through December 2000, and
                                                                                Co-Head, North American Corporate
                                                                                Finance for Dresdner Kleinwort Benson
                                                                                N.A., from October 1995 to April 1998.

Jeanne C. Sinquefield,        Executive Vice President          Since 1988      Executive Vice President of all the
Ph.D.* Santa Monica, CA                                                         DFA Entities.
Date of Birth: 12/02/46

                                                             TERM OF OFFICE/1/
                                                              AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST 5
  NAME, ADDRESS AND AGE       POSITION HELD WITH THE TRUST       SERVICE                         YEARS
------------------------------------------------------------------------------------------------------------------------
Carl G. Snyder                Vice President                    Since 2000      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 6/08/63                                                          Advisors Ltd. Prior to July 2000,
                                                                                portfolio manager.
------------------------------------------------------------------------------------------------------------------------
Weston J. Wellington          Vice President                    Since 1997      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 3/01/51                                                          Advisors Ltd.
------------------------------------------------------------------------------------------------------------------------
Daniel M. Wheeler             Vice President                    Since 2001      Vice President of all the DFA
Santa Monica, CA                                                                Entities, except Dimensional Fund
Date of Birth: 3/03/45                                                          Advisors Ltd. and DFA Australia
                                                                                Limited. Prior to 2001 and currently,
                                                                                Director of Financial Advisors Services
                                                                                of DFA.
------------------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Trustees and until his or her successor is elected and qualified.

*        Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Trustees and officers as a group own less than 1% of the Trust's outstanding stock.

                  SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

         The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.

                      INVESTMENT ADVISORY, ADMINISTRATION,
                     DISTRIBUTION AND SERVICING ARRANGEMENTS

         Advisory and Sub-Advisory Agreements. The advisory and sub-advisory services provided by BlackRock, BFM, BIL and, with respect to the Index Master Portfolio, Dimensional Fund Advisors Inc. ("DFA"), and the fees received by BlackRock and DFA for such services, are described in the Prospectuses.

         For their advisory and subadvisory services, BlackRock, BFM, BIL and DFA, as applicable, are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below.

                   MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                 INTERNATIONAL EQUITY PORTFOLIO (BEFORE WAIVERS)

                                          INVESTMENT           SUB-ADVISORY
AVERAGE DAILY NET ASSETS                 ADVISORY FEE           FEE TO BIL
------------------------                 ------------          -------------
first $1 billion                             .750%                 .600%
$1 billion-- $2 billion                      .700                  .550
$2 billion-- $3 billion                      .675                  .525
greater than $3 billion                      .650                  .500

                       MAXIMUM ANNUAL CONTRACTUAL FEE RATE
              FOR THE GOVERNMENT INCOME PORTFOLIO (BEFORE WAIVERS)

                                          INVESTMENT           SUB-ADVISORY
AVERAGE DAILY NET ASSETS                 ADVISORY FEE           FEES TO BFM
------------------------                 ------------          -------------
first $1 billion                           .500%                   .350%
$1 billion--$2 billion                      .450                    .300
$2 billion--$3 billion                      .425                    .275
greater than $3 billion                     .400                    .250

         BlackRock, a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., renders advisory services to each of the Portfolios, except the Index Equity Portfolio, pursuant to an Investment Advisory Agreement.

         BFM renders sub-advisory services to the Government Income Portfolio pursuant to a Sub-Advisory Agreement. BIL renders sub-advisory services to the International Equity Portfolio pursuant to a Sub-Advisory Agreement. DFA renders advisory services to the Index Master Portfolio, the registered investment company in which the Index Equity Portfolio invests all of its assets, pursuant to an Investment Management Agreement. The Investment Advisory Agreement with BlackRock, the Investment Management Agreement with DFA and the above-referenced Sub-Advisory Agreements are collectively referred to as the "Advisory Contracts."

         Provident Capital Management, Inc. (a predecessor entity of BFM) ("PCM") served as sub-adviser to the International Equity Portfolio from commencement of operations (April 27, 1992) to April 19, 1996.

         From March 29, 1995 to June 1, 1996, PNC Equity Advisors Company (a predecessor entity of BlackRock) ("PEAC") served as sub-adviser to the Index Equity Portfolio.

         Under the relevant Advisory Contracts, BlackRock, BFM and BIL are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, BlackRock, BFM, BIL and DFA are liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts (except the Advisory Contract relating to the Index Master Portfolio) is terminable as to a Portfolio by vote of the Fund's Board of Trustees or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to BlackRock, BFM or BIL, as the case may be. BlackRock, BFM and BIL may also terminate their advisory relationship with respect to a Portfolio on 60 days' written notice to the Fund. The Advisory Contract relating to the Index Master Portfolio is terminable by vote of the Trust's Board of Trustees or by the holders of a majority of the outstanding voting securities of the Index Master Portfolio at any time without penalty on 60 days' written notice to DFA. DFA may also terminate its advisory relationship with respect to the Index Master Portfolio on 90 days' written notice to the Trust. Each of the Advisory Contracts terminates automatically in the event of its assignment.

         For the period from October 1, 2000 through September 30, 2001, the Fund paid BlackRock advisory fees (after waivers), and BlackRock waived advisory fees and reimbursed expenses, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)   WAIVERS   REIMBURSEMENTS
------------------------   ---------------   -------   --------------
Government Income.......            79,448   111,464             0
International Equity....         5,870,562    80,288             0

         For the period from October 1, 1999 through September 30, 2000, the Fund paid BlackRock advisory fees (after waivers), and BlackRock waived advisory fees and reimbursed expenses, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)   WAIVERS   REIMBURSEMENTS
------------------------   ---------------   -------   --------------

Government Income.......            55,140   126,791             0
International Equity....        10,020,867   106,173             0

         For the period from October 1, 1998 through September 30, 1999, the Fund paid BlackRock advisory fees (after waivers), and BlackRock waived advisory fees and reimbursed expenses, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)    WAIVERS   REIMBURSEMENTS
------------------------   ---------------    -------   --------------

Government Income.......           109,317   (106,976)           0
International Equity....         9,475,007          0            0

         For the period from October 1, 2000 through September 30, 2001, BlackRock paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)    WAIVERS
------------------------   ---------------    -------
Government Income.......            30,190          0
International Equity....         2,242,603          0

         For the period October 1, 1999 through September 30, 2000, the Fund paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)    WAIVERS
------------------------   ---------------    -------

Government Income.......            22,954          0
International Equity....         3,212,017          0

         For the period from October 1, 1998 through September 30, 1999, BlackRock paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)    WAIVERS
------------------------   ---------------    -------

Government Income.......            27,729          0
International Equity....         1,693,490          0

         For the services it provides as investment adviser to the Index Master Portfolio, DFA is paid a monthly fee calculated at the annual rate of .025% of the Index Master Portfolio's average daily net assets. For the fiscal years ending November 30, 1999, 2000 and 2001, the Index Master Portfolio paid advisory fees to DFA totaling $558,270, $805,192 and $745,076, respectively.

         Administration Agreement. BlackRock and PFPC serve as the Fund's co-administrators pursuant to an administration agreement (the "Administration Agreement"). PFPC has agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services; provide and supervise the operation of an automated data processing system to process purchase and redemption orders; prepare and file certain reports required by regulatory authorities; prepare and file federal and state tax returns; prepare and file material requested by state securities regulators; calculate various contractual expenses; compute each Portfolio's net asset value, net income and net capital gain or loss; and serve as a liaison with the Fund's independent public accountants. The Administrators may from time to time voluntarily waive administration fees with respect to a Portfolio and may voluntarily reimburse the Portfolios for expenses.

         Under the Administration Agreement, the Fund pays to BAI and PFPC on behalf of each Portfolio a fee, computed daily and payable monthly, at an aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the average daily net assets of each Portfolio in excess of $1 billion and (ii) .035% of the first $500 million of average daily net assets allocated to BlackRock Shares of each Portfolio, .025% of the next $500 million of such average daily net assets and .015% of the average daily net assets allocated to BlackRock Shares of each Portfolio in excess of $1 billion.

         Under the Administration Agreement, BlackRock is responsible for: (i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.

         The Administration Agreement provides that BlackRock and PFPC will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. In addition, the Fund will indemnify each of BAI and PFPC and their affiliates against any loss arising in connection with their provision of services under the Administration Agreement, except that neither BAI nor PFPC nor their affiliates shall be indemnified against any loss arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties under the Administration Agreement.

         PFPC serves as the administrative services agent for the Index Master Portfolio pursuant to an Administration and Accounting Services Agreement. The services provided by PFPC are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and acting as liaison with the Trust's custodians and dividend and disbursing agents. For these services, PFPC is entitled to compensation from the Index Master Portfolio at the annual rate of .015% of the Index Master Portfolio's average daily net assets. The Index Equity Portfolio bears its pro rata portion of the Index Master Portfolio's administrative services expenses.

         For the period from October 1, 2000 through September 30, 2001, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)    WAIVERS    REIMBURSEMENTS
------------------------   ---------------    -------    --------------

Government Income.......            87,819           0             0
International Equity....         1,764,477           0             0
Index Equity............         2,645,717   1,226,645             0

         For the period from October 1, 1999 through September 30, 2000, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)    WAIVERS    REIMBURSEMENTS
------------------------   ---------------    -------    --------------

Government Income.......            83,688           0             0
International Equity....         2,913,054           0             0
Index Equity............         2,936,015   1,357,833             0

         For the period from October 1, 1998 through September 30, 1999, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

                              FEES PAID
       PORTFOLIOS          (AFTER WAIVERS)    WAIVERS     REIMBURSEMENTS
------------------------   ---------------    -------     --------------

Government Income.......            50,144      (49,352)           0
International Equity....         2,745,464            0            0
Index Equity............         2,022,446   (1,006,052)           0

         The Fund and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agent for the Fund with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Fund.

         Custodian and Transfer Agency Agreements. Pursuant to the terms of a custodian agreement (the "Custodian Agreement") between the Fund and PNC Bank, as of January 1, 1999 PNC Bank has assigned its rights and delegated its duties as the Fund's custodian to its affiliate, PFPC Trust Company ("PTC"). Under the Custodian Agreement, PTC or a sub-custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning each Portfolio's operations. PTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PTC remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. Citibank, N.A. serves as the international sub-custodian for various Portfolios of the Fund.

         For its services to the Fund under the Custodian Agreement, PTC receives a fee which is calculated based upon each investment portfolio's average gross assets. PTC is also entitled to out-of-pocket expenses and certain transaction charges. PTC has undertaken to waive its custody fees with respect to the Index Equity Portfolio, which invests substantially all of its assets in the Index Master Portfolio.

         PFPC, which has its principal offices at 400 Bellevue Parkway, Wilmington, DE 19809 and is an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems BlackRock classes of shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's BlackRock Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .01% of the average net asset value of outstanding BlackRock Shares in each Portfolio, plus per account fees and disbursements.

         PTC serves as the Trust's custodian and PFPC serves as the Trust's transfer and dividend disbursing agent. The Index Equity Portfolio bears its pro rata portion of the Index Master Portfolio's custody and transfer and dividend disbursing fees and expenses.

         Distributor and Distribution and Service Plan. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of each Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. The Distributor's principal business address is 3200 Horizon Drive, King of Prussia, PA 19406.

         Pursuant to the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), the Fund may pay the Distributor and/or BlackRock or any other affiliate of PNC Bank fees for distribution and sales support services. Currently, BlackRock Shares do not bear the expense of distribution fees under the Plan. In addition, the

Fund may pay BlackRock fees for the provision of personal services to shareholders and the processing and administration of shareholder accounts. BlackRock, in turn, determines the amount of the service fee and shareholder processing fee to be paid to brokers, dealers, financial institutions and industry professionals (collectively, "Service Organizations"). The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not "interested persons" of the Fund (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the "12b-1 Trustees"), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

         The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

         The Fund is not required or permitted under the Plan to make distribution payments with respect to BlackRock Shares. However, the Plan permits BDI, BlackRock, PFPC and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, BlackRock and their affiliates may pay affiliated and unaffiliated financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of "due diligence" payments for a dealer's examination of the Portfolios and payments for providing extra employee training and information relating to Portfolios; "listing" fees for the placement of the Portfolios on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, BlackRock and their affiliates may make Additional Payments to affiliated and unaffiliated entities for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Distributor, BlackRock and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the affiliated and unaffiliated financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, BlackRock and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, BlackRock and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

         Service Organizations may charge their clients additional fees for account-related services.

         Code of Ethics. The Fund, the Trust, BlackRock, BFM, BIL, DFA and the Distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

                                    EXPENSES

         Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock, PFPC, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock, the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by BlackRock or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                             PORTFOLIO TRANSACTIONS

         In executing portfolio transactions, the adviser and sub-advisers seek to obtain the best price and most favorable execution for a Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the adviser and sub-advisers generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Fund, or the Trust with respect to the Index Master Portfolio, (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act. With respect to the Index Master Portfolio, commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

         No Portfolio has any obligation to deal with any broker or group of brokers in the execution of Portfolio transactions. The adviser and sub-advisers may, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and the adviser's or sub-adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-advisers under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser or sub-adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser or sub-adviser to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to a Portfolio over the long-term. The advisory fees that the Portfolios pay to the adviser will not be reduced as a consequence of the adviser's or sub-advisers' receipt of brokerage and research services. To the extent the Portfolios' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolios will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the adviser and sub-advisers in carrying out their obligations to the Portfolios. While such services are not expected to reduce the expenses of the adviser or sub-advisers, the advisers would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs. With respect to the Index Master Portfolio, it will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. DFA monitors the performance of brokers which effect transactions for the Index Master Portfolio to determine the effect that the Index Master Portfolio's trading has on the market prices of the securities in which the Index Master Portfolio invests. DFA also checks the rate of commission being paid by the Index Master Portfolio to its brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide DFA with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement permits DFA knowingly to pay commissions on such transactions which are greater than another broker might charge if DFA, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or DFA's overall responsibilities to the Trust.

         Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the adviser or sub-adviser may take into account the sale of shares of the Fund in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them or Distributor).

         For the year or period ended September 30, 2001, the following Portfolios paid brokerage commissions as follows:

               PORTFOLIOS                        BROKERAGE COMMISSIONS
------------------------------------------       ---------------------

International Equity......................                4,200,690
Government Income Portfolio...............                    3,286

         For the year or period ended September 30, 2000, the following Portfolios paid brokerage commissions as follows:

               PORTFOLIOS                        BROKERAGE COMMISSIONS
------------------------------------------       ---------------------

International Equity......................                8,609,103

         For the year ended September 30, 1999, the following Portfolios paid brokerage commissions as follows:

               PORTFOLIOS                        BROKERAGE COMMISSIONS
------------------------------------------       ---------------------

International Equity......................                3,836,116

         For the Index Master Portfolio's fiscal years ended November 30, 1999, 2000 and 2001, the Index Master Portfolio paid brokerage commissions totaling $1,250, $47,958 and $109,709, respectively.

         Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

         Purchases of money market instruments by a Portfolio are made from dealers, underwriters and issuers. The Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

         Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

         The adviser or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

         Investment decisions for each Portfolio and for other investment accounts managed by the adviser or sub-advisers are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it could be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, BFM, PNC Bank, PTC, BIL, the Administrators, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock Advisors, Inc., BFM, PNC Bank, PTC, BIL, PFPC, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

         The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year. The Index Master Portfolio ordinarily will not sell portfolio securities except to reflect additions or deletions of stocks that comprise the S&P 500(R) Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Index Master Portfolio's shares.

         The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 2001, the following Portfolios held the following securities:

     PORTFOLIO                          SECURITY                       VALUE
--------------------------   ------------------------------------     -------

Government Income
Goldman, Sachs & Co.         Commercial Mortgage Backed Security      289,052
Salomon Smith Barney, Inc.   Multiple Class Mortgage Pass-Through     172,884

                       PURCHASE AND REDEMPTION INFORMATION

BLACKROCK SHARES

         Purchase of Shares. BlackRock Shares are offered to institutional investors.

         Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. The Fund does not accept third party checks for initial or subsequent investments.

         The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for BlackRock Shares and may suspend and resume the sale of shares of any Portfolio at any time.

         Redemption Fee. The Fund will assess and retain a fee of 2.00% of the current NAV of the shares of the International Equity Portfolio being redeemed or exchanged within 90 days of purchase. The redemption fee will not be assessed on redemptions or exchanges by (i) accounts managed by PNC Advisors, (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Fund, (iii) accounts in the event of shareholder death or disability and (iv) certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship.

         Redemption of Shares. Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of BlackRock, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is imposed by the Fund.

         During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

         The Fund may also suspend the right of redemption or postpone the date of payment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibilities under the 1940 Act.

DIVIDENDS AND DISTRIBUTIONS

         Equity Portfolios. Each of the Equity Portfolios of the Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment income of each of the Equity Portfolios is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

         Distributions are reinvested at net asset value in additional full and fractional shares of the same class on which the distributions are paid, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

         The Index Equity Portfolio seeks its investment objective by investing all of its assets in the Index Master Portfolio (which is taxable as a partnership for federal income tax purposes). The Index Equity Portfolio is allocated its distributive share of the income, gains (including capital gains), losses, deductions and credits of the Index Master Portfolio. The Index Equity Portfolio's distributive share of such items, plus gain, if any, on the redemption of shares of the Index Master Portfolio, less the Index Equity Portfolio's expenses incurred in operations will constitute the Index Equity Portfolio's net income from which dividends are distributed as described above.

         Government Income Portfolio. The Government Income Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the Portfolio unless a shareholder elects otherwise. Dividends may only be directed to one other Portfolio. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The Portfolio declares a dividend each day on "settled" shares (i.e., shares for which the Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for the Portfolio will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually.

                        VALUATION OF PORTFOLIO SECURITIES

         In determining the market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

         Equity Portfolios. Net asset value is calculated separately for each class of shares of each Equity Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities, cash and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

         Valuation of securities held by each Equity Portfolio is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

         Valuation of securities of foreign issuers is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the mean between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Portfolios (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Equity Portfolio may be traded on foreign exchanges or over-the-counter markets on days on which the Portfolio's net asset value is not calculated. In such cases, the net asset value of the Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

         A Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities.

         The valuation of securities held by the Index Master Portfolio is discussed in its Registration Statement.

         Government Income Portfolio. Net asset value is calculated separately for each class of shares of the Portfolio as of the close of regular trading hours on the NYSE on each Business Day by dividing the value of all securities, cash and other assets owned by the Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

         Valuation of securities held by the Portfolio is as follows: domestic securities traded on a national securities exchange or on the NASDAQ National Market system are valued at the last reported sale price that day; domestic securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day are valued at the mean of the bid and asked prices; foreign securities traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE (if a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used); foreign securities traded on a recognized stock exchange for which there were no sales on that day are valued at the mean of the bid and asked prices; other securities are valued on the basis of valuations provided by a pricing service approved by the Board of Trustees, provided that if the investment adviser or sub-adviser concludes that the price provided by a pricing service does not represent the fair value of a security, such security will be valued at fair value determined by the adviser or sub-adviser based on quotations or the equivalent thereof received from dealers; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

                             PERFORMANCE INFORMATION

         A Portfolio may quote performance in various ways. All performance information supplied by a Portfolio in advertising is historical and is not intended to indicate future returns.

         Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessarily representative of future results. Any fees charged by affiliates of the Portfolio's investment adviser or other institutions directly to their customers' accounts in connection with investments in the Portfolios will not be included in the Portfolios' calculations of yield and performance.

         Total Return. For purposes of quoting and comparing the performance of shares of the Portfolios to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. The total return for each class of a Portfolio will be calculated independently of the other classes within that Portfolio. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                             T = [(ERV/1/n/)/P - 1]

         Where:            T =     average annual total return.

                         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                           P =     hypothetical initial payment of $1,000

                           n =     period covered by the computation,
                                   expressed in terms of years.

         Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

         Each class of the Portfolios may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of a Portfolio's shares with other performance measures. For example, in comparing the total return of a Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial Average or the Shearson Lehman Hutton Government Corporate Bond Index, as appropriate, a Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in such Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

         In addition to average annual total returns, a Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charges into account. Excluding the sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

         Performance information for each class of the Portfolios' shares may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without reflecting the sales load.

         The yield of a class of shares of the Government Income Portfolio is computed by dividing the Portfolio's net income per share allocated to that class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

         The performance of a class of a Portfolio's shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of each of the Government Income Portfolio's shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Government Corporate Bond Index. The performance of a class of each of the Equity Portfolio's shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lipper Small Cap International Fund Index, the Lehman Corporate Bond Index and the Financial Times World Stock Index. Performance information may also include evaluations of the Portfolios and their share classes published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

         In addition to providing performance information that demonstrates the actual yield or return of a class of shares of particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend investment plan or the impact on tax-deferring investing.

         Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in shares will not be included in the Portfolio performance calculations.

         Yield. The Government Income Portfolio may advertise the yields on BlackRock Shares. Under the rules of the SEC, the Portfolio must calculate yield using the following formula:

                            YIELD=2[(a-b/cd+1)/6/-1]

                 Where:      a =       dividends and interest earned during  the
                                       period.
                             b =       expenses accrued for the period (net of
                                       reimbursements).
                             c =       the average daily number of shares
                                       outstanding during the period that were
                                       entitled to receive dividends.
                             d =       the maximum offering price per share on
                                       the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

         With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. However, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

         Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

         Other Information Regarding Investment Returns. In addition to providing performance information that demonstrates the total return or yield of shares of a particular class of the Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-free investing. The Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in a Portfolio.

         Miscellaneous. Yields on shares of a Portfolio may fluctuate daily and do not provide a basis for determining future yields. Because such yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one Portfolio to another, consideration should be given to each Portfolio's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, market conditions, operating expenses and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by Service Organizations and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolios.

         When comparing a Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds.

         From time to time, a Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Portfolios to one another in appropriate categories over specific periods of time may also be quoted in advertising.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views of the Portfolios' adviser and/or sub-advisers as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Portfolio. In addition, advertisements, sales literature, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, benefits, characteristics or services associated with a particular class of shares, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may include lists of representative clients of the Portfolios' investment adviser and sub-advisers. Materials may refer to the CUSIP numbers of the various classes of the Portfolios and may illustrate how to find the listings of the Portfolios in newspapers and periodicals. Materials may also include discussions of other Portfolios, products, and services.

         Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any.

         A Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

         A Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, a Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

         Momentum indicators indicate a Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

         A Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. A Portfolio may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

         A Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

         Advertisements and sales materials relating to a Portfolio may include information regarding the background, experience and expertise of the investment adviser and/or portfolio manager for the Portfolio.

                                      TAXES

         The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

         Please note that for purposes of satisfying certain of the requirements for taxation as a regulated investment company described below, the Index Equity Portfolio is deemed to own a proportionate share of the assets and gross income of the Index Master Portfolio in which the Index Equity Portfolio invests all of its assets. Also, with respect to the Index Equity Portfolio, the discussion below that relates to the taxation of futures contracts and other rules pertaining to the timing and character of income applies to the Index Master Portfolio.

         Each Portfolio of the Fund has elected and intends to qualify for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income (i.e., its investment company taxable income as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its net investment income and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfaction of the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

         Distributions of net investment income will be taxable (other than the possible allowance of the dividends received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from a Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Each Portfolio intends to distribute to shareholders any of its net capital gain for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

         Distributions by a Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) a shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Under current law, ordinary income of individuals will be taxable at a maximum marginal rate of 38.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Long-term capital gains of individuals are taxed at a maximum rate of 20% with respect to capital assets held for more than one year and 18% with respect to capital assets held for more than five years that have a holding period beginning after December 31, 2000. Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum marginal rate of 35%.

         A shareholder will recognize gain or loss on the sale, exchange or redemption of a Portfolio's shares in an amount equal to the difference between the proceeds of the sale, exchange or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of such Portfolio within 30 days before or after the sale, exchange or redemption. Any gain or loss arising from the sale, exchange or redemption of shares of a Portfolio held as a capital asset (generally, property held for investment) will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any loss incurred on the sale or exchange of a Portfolio's shares, held six months or less, will be disallowed to the extent of exempt-interest dividends received with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         Each Portfolio (other than the Index Master Portfolio) may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

         The Government Income Portfolio may make investments in zero coupon bonds having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the bond at maturity over its issue price). Zero coupon bonds do not provide for periodic interest payments and therefore produce income that is not matched by a corresponding cash distribution. Any such income would be treated as income earned by a Portfolio and would be subject to the Distribution Requirement and taken into account for purposes of the 4% excise tax (discussed below). As a result, such Portfolio may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to be able to make distributions to its investors.

         If a Portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), such Portfolio may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, the Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Portfolio. Alternatively, a Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax (described below).

         Investment income that may be received by certain of the Portfolios from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Portfolio to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the total assets at the close of the taxable year of the International Equity Portfolio consists of stock or securities of foreign corporations, such Portfolio may elect to "pass through" to the Portfolio's shareholders the amount of foreign taxes paid by such Portfolio. If the Portfolio so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Portfolio, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Portfolio representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the Portfolio for less than a specified minimum period during which it is not protected from risk of loss, (ii) is obligated to make payments related to the dividends or (iii) holds shares of the portfolio in arrangements in which the shareholder's expected economic profits after non-U.S. taxes are insubstantial, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, such Portfolio must also meet this holding period requirement with respect to its foreign stocks and securities in order for "creditable" taxes to flow-through. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

         Ordinary income dividends paid by a Portfolio will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of "qualifying dividends" received by the Portfolio from domestic corporations for the taxable year. A dividend received by a Portfolio will not be treated as a qualifying dividend (i) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock), (ii) to the extent that the Portfolio is under an obligation to make related payments with respect to positions in substantially similar or related property or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Portfolio.

         If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions (including amounts derived from interest on Municipal Obligations) will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends-received deduction in the case of corporate shareholders.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Ordinarily, shareholders are required to take distributions by a Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury a portion of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund when required to do so that he is not subject to backup withholding or that he is an "exempt recipient."

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to a U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Portfolio, exempt-interest dividends and capital gain dividends. If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of a Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign taxes.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

         The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the federal income tax consequences described above.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         Shares of each class of each Portfolio of the Fund bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Amended and Restated Distribution and Service Plan. Each share of a Portfolio of the Fund has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees.

         Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment, shares will be fully paid and non-assessable by the Fund.

         There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

         The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Fund. As stated herein, certain expenses of a Portfolio may be charged to a specific class of shares representing interests in that Portfolio.

         The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to:
(i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the liquidation and termination of any Portfolio or class of shares. Upon any liquidation of a Portfolio, Shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution.

                                  MISCELLANEOUS

         The Fund. The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open end, management investment company. Each of the Portfolios is diversified. Effective January 31, 1998, the Fund changed its name from Compass Capital FundsSM to BlackRock FundsSM.

         Master-Feeder Structure. The Index Equity Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net asset value of the Index Equity Portfolio shares responds to increases and decreases in the value of the Index Master Portfolio's securities and to the expenses at the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

         The Index Master Portfolio is a separate series of the Trust, which is a statutory trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other investment companies) will each bear a share of all liabilities of the Index Master Portfolio. Under the Delaware Statutory Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

         The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for investment and achieving economies of scale that might be available at higher asset levels. The expenses of such other institutional investors and their returns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata ownership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

         Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, dividends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of the Trust's trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a material degree the rights and preferences of the shares of the Index Master Portfolio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio. If a shareholder of the Index Master Portfolio becomes bankrupt, a majority in interest of the remaining shareholders in the Portfolio must vote within 120 days to approve the continuing existence of the Index Master Portfolio or the Portfolio will be liquidated.

         When the Index Equity Portfolio, as a shareholder of the Index Master Portfolio, votes on matters pertaining to the Index Master Portfolio, the Index Equity Portfolio would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders.

         The investment objective of the Index Master Portfolio may not be changed without approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner that is inconsistent with the investment objective of the Index Equity Portfolio and the Fund's Board of Trustees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an investment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the liquidity of the Portfolio. A distribution to the Index Equity Portfolio will generally only result in a taxable gain for federal income tax purposes to the extent that any cash distributed exceeds the Index Equity Portfolio's tax basis in its shares of the Index Master Portfolio.

         The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial experience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfolio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Statement of Additional Information, three other feeder funds invest all of their investable assets in the Index Master Portfolio. For information about other funds that may invest in the Index Master Portfolio, please contact DFA at (310) 395-8005.

         Counsel. The law firm of Simpson Thacher & Bartlett, 425 Lexington Avenue, New York, New York 10017, serves as the Fund's counsel. The law firm of Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's counsel.

         Independent Accountants. PricewaterhouseCoopers LLP, with offices located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the Fund's independent accountants. PricewaterhouseCoopers LLP, with offices located at Suite 1700, 200 East Las Olas Boulevard, Fort Lauderdale, Florida, also serves at the Trust's independent accountants.

         On January 10, 2002, PNC Bank, which has its principal offices at 1600 Market Street, Philadelphia, Pennsylvania 19103, held of record approximately 76.327% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by The PNC Financial Services Group, Inc., a publicly-held bank holding company.

         Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

         "B" - Issue has only a speculative capacity for timely payment.

         "C" - Issue has a doubtful capacity for payment.

         "D" - Issue is in payment default.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuer does not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

         "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         "D" - Securities are in actual or imminent payment default.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

         "A1" - Obligations are supported by the highest capacity for timely repayment.

         "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

         "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

         "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         "CI" - This rating is reserved for income bonds on which no interest is being paid.

         "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

         The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

         "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

         "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

         A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

         "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

         Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

         Certain Portfolios of the Fund may enter into futures transactions. These transactions are described in this Appendix.

Futures Contracts

         If so provided in the Prospectus relating to a particular Portfolio, the Portfolio may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills, GNMA Certificates and/or on any foreign government fixed-income security, on various currencies and on such indices of U.S. and foreign securities as may exist or come into existence.

         A futures contract purchaser generally incurs an obligation to take delivery of a specified amount of the instrument (that is, the security or securities or the foreign currency) underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying instrument at a specified time in return for an agreed upon price. The purchase of a futures contract enables a Portfolio, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a future contract enables a Portfolio to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

         Although most futures contracts call for actual delivery or acceptance of the underlying instrument, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of the underlying instrument and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a future contract sale for the same aggregate amount of the specific type of the underlying instrument and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Portfolio will be able to enter into a closing transaction.

Margin

         If a Portfolio enters into a futures contract, it is initially required to deposit an "initial margin" of cash, U.S. government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

         Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to a Portfolio upon the proper termination of the futures contract.

         The margin deposits made are marked to market daily and a Portfolio may be required to make subsequent deposits of cash, U.S. government securities or other liquid portfolio securities, called "variation margin," which are reflective of price fluctuations in the futures contract. For example, when a Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instrument, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instrument, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser to a Portfolio may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

Options on Futures Contracts

         A Portfolio may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on the futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

Limitations on Futures Contracts and Options on Futures Contracts

         A Portfolio may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of a Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts into which it has entered; provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Portfolio's net assets which may be subject to a bona fide hedge position.

Risks of Transactions in Futures Contracts and Options on Futures Contracts

         The prices of securities, currencies and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash price of a Portfolio's securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which a Portfolio seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities, currencies and indices and movements in the price of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by a Portfolio's Advisor may still not result in a successful hedging transaction.

         There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a future position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily case payments of variation margin. The absence of a liquid market in futures contracts might cause a Portfolio to make or take delivery of the instruments underlying futures contracts at a time when it may be disadvantageous to do so.

         Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to take or make delivery of the instruments underlying futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Portfolio's ability to effectively hedge its portfolio.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Portfolio's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Portfolio's transactions effected on foreign exchanges.

         In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss on all or part of its margin deposits with the broker.

         If a Portfolio maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Portfolio, cash, U.S. government securities or other government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the instrument underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the instrument underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.

         In addition, if a Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Portfolio. Alternatively, a Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by a Portfolio.

Accounting Treatment

         Any Portfolio trading in futures contracts and options thereon will account for such instruments in accordance with generally accepted accounting principles.

                               BLACKROCK FUNDS(SM)
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

     (1)  Articles of Incorporation

          (a) Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996.

          (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (2)  By-laws

          (a) Amended and Restated Code of Regulations of the Registrant is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

     (3)  Instruments Defining Rights of Security Holders

          (a) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998;

               Article II of Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (4)  Investment Advisory Contracts

          (a) Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. relating to all Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

          (d) Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on December 18, 1996.

          (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

          (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate

               Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

          (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated herein by reference to
               Exhibit 5(l) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

          (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

          (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

          (p) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Micro-Cap Equity Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (q) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Micro-Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(q) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (r) Form of Sub-Advisory Agreement between BlackRock, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free

               Income Portfolios is incorporated herein by reference to Exhibit
               (5)(r) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (s) Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to
               Exhibit 5(s) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

          (t) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to
               Exhibit 5(t) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

          (u) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio IV is incorporated herein by reference to Exhibit 4(u) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

          (v) Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Global Science & Technology Portfolio is incorporated herein by reference to Exhibit 4(v) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000.

          (w) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Global Science & Technology Portfolio is incorporated herein by reference to Exhibit 4(w) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000.

          (x) Form of Advisory Agreement between Registrant and BlackRock International, Ltd. with respect to the European Equity and Asia Pacific Equity Portfolios is incorporated herein by reference to
               Exhibit 4(x) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on June 6, 2000.

          (y) Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Core Equity Portfolio is incorporated herein by reference to
               Exhibit 4(y) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A filed on August 16, 2000.

          (z) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Core Equity Portfolio is incorporated herein by reference to Exhibit 4(z) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A filed on August 16, 2000.

          (aa) Form of Addendum No. 7 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Core PLUS Total Return Portfolio is incorporated herein by reference to Exhibit 4(aa) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

          (bb) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Core PLUS Total Return Portfolio is incorporated herein by reference to Exhibit 4(bb) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

          (cc) Form of Co-Investment Advisory Agreement among Registrant, BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the Global Communications Portfolio is incorporated herein by reference to Exhibit 4(cc) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

          (dd) Form of Addendum No. 8 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Small Cap Core Equity Portfolio is incorporated herein by reference to
               Exhibit 4(dd) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

     (5)  Underwriting Contracts

          (a) Distribution Agreement between Registrant and BlackRock Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on January 29, 2001.

          (b) Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc.

     (6)  Bonus or Profit Sharing Contracts

          None.

     (7)  Custodian Agreements

          (a) Custodian Agreement dated October 4, 1989 between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (d) Form of Appendix B to Custodian Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

          (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit
               (8)(e) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit
               (8)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

     (8)  Other Material Contracts

          (a) Form of Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

          (b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc.

          (c) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (d) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit

               (9)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (e) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (f) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (g) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (h) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to
               Exhibit 8(h) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

          (i) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit 9(q) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

     (j) Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed on April 29, 1998.

     (k) Form of Expense Limitation Agreement dated as of January 28, 1999 between Registrant and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed on January 28, 1999.

     (l) Form of Expense Limitation Agreement dated as of June 6, 2000 between Registrant and BlackRock International, Ltd. is incorporated herein by reference to Exhibit 8(l) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on June 6, 2000.

     (m) Form of Amendment Agreement to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to internet services is incorporated herein by reference to Exhibit 8(m) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed on August 16, 2000.

     (n) Form of Amendment Agreement to Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A on November 14, 2000.

(9)  Legal Opinion

     (a)  Opinion of Ropes & Gray to be filed by amendment.

(10) Other Opinions

     (a)  None.

(11) Omitted Financial Statements

     (a)  None.

(12) Initial Capital Agreements

     (a) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2, L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1,

                    G-1, H-1, K-1, L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2,
                    J-2, A-3, B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3,
                    L-3, M-3, N-3, O-3, P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1,
                    S-2, S-3, T-1, T-2, T-3, U-1, U-2, U-3, A-4, D-4, E-4, F-4,
                    G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4, R-4, S-4, T-4, U-4,
                    W-4, X-4, Y-4, V-1, V-2, V-3, W-1, W-2, W-3, X-1, X-2, X-3,
                    Y-1, Y-2, Y-3, Z-1, Z-2, Z-3, AA-1, AA-2, AA-3, AA-4, AA-5,
                    BB-1, BB-2, BB-3, BB-4, BB-5, CC-3, A-5, B-4, B-5, C-4, C-5,
                    I-4, I-5, J-4, J-5, Q-4, Q-5, V-4, V-5, Z-4, Z-5, X-1, X-3,
                    D-5, E-5, F-5, G-5, H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5,
                    S-5, T-5, U-5, W-5, X-5, Y-5, DD-1, DD-2, DD-3, DD-4, DD-5,
                    EE-1, EE-2, EE-3, EE-4, EE-5, R-6, BB-6, FF-3, GG-3, HH-1,
                    HH-2, HH-3, HH-4, HH-5, II-1, II-2, II-3, II-4, II-5, S-6,
                    JJ-1, JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-4, KK-5,
                    LL-1, LL-2, LL-3, LL-4 and LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (b) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes MM-1, MM-2, MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

               (c) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Class NN-3 is incorporated herein by reference to Exhibit 12(c) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

               (d) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes A-7 and C-7 is incorporated herein by reference to Exhibit 12(d) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed on August 6, 1999.

               (e) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes OO-1, OO-2, OO-3, OO-4 and OO-5 is incorporated herein by reference to
                    Exhibit 12(e) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000.

               (f) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes PP-1, PP-2, PP-3, PP-4 and PP-5, QQ-1, QQ-2, QQ-3, QQ-4, QQ-5 and U-6 is incorporated herein by reference to Exhibit 12(f) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on June 6, 2000.

               (g) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Class RR-3 is incorporated herein by reference to Exhibit 12(g) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed on August 16, 2000.

               (h) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes SS-1, SS-2, SS-3, SS-4 and SS-5 is incorporated herein by reference to
                    Exhibit 12(h) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

               (i) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes TT-1, TT-2, TT-3, TT-4, TT-5 and TT-6 is incorporated herein by reference to Exhibit 12(i) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

               (j) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class UU-1, UU-2, UU-3, UU-4 and UU-5 is incorporated herein by reference to
                    Exhibit 12(j) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (k) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class H-6 is incorporated herein by reference to Exhibit 12(k) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A filed on September 26, 2002.

               (l) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class JJ-6 is incorporated herein by reference to Exhibit 12(l) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A filed on September 30, 2002.

               (m) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes G-6, O-6 and X-6.

          (13) Rule 12b-1 Plan

               (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional and BlackRock Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (b) Form of Appendix A to Amended and Restated Distribution and Service Plan.

          (14) Intentionally Omitted.

          (15) Rule 18f-3 Plan

               (a) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed on August 24, 1999.

          (16) Codes of Ethics

               (a) Code of Ethics of BlackRock Funds is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on June 6, 2000.

               (b) Code of Ethics of BlackRock, Inc. is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed on March 23, 2000.

               (c) Code of Ethics of BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 16(c) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

          (99) (a) Power of Attorney of David R. Wilmerding, Jr. dated May 9, 2001 appointing Laurence D. Fink, Anne Ackerley and Brian P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (b) Power of Attorney of William O. Albertini dated May 9, 2001 appointing David R. Wilmerding, Jr., Laurence D. Fink, Anne Ackerley and Brian P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(b) of Post-Effective

                    Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (c) Power of Attorney of Raymond J. Clark dated May 9, 2001 appointing David R. Wilmerding, Jr., Laurence D. Fink, Anne Ackerley and Brian P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(c) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (d) Power of Attorney of Robert M. Hernandez dated May 9, 2001 appointing David R. Wilmerding, Anne Ackerley and Brian P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(d) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (e) Power of Attorney of Laurence D. Fink dated May 9, 2001 appointing David R. Wilmerding, Jr., Anne Ackerley and Brian
                    P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(e) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (f) Power of Attorney of Stuart E. Eizenstat appointing David R. Wilmerding, Jr., Laurence D. Fink, Anne Ackerley and Brian
                    P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(f) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (g) Power of Attorney of Dr. Judith Rodin appointing David R. Wilmerding, Jr., Laurence D. Fink, Anne Ackerley and Brian
                    P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(g) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

Item 24.   Persons Controlled by or under Common Control with the Fund.

           Unless indicated otherwise, ownership is at 100% and each entity is organized under the laws of Delaware.

           The Fund is controlled by PNC Bank, National Association, a national bank organized under the laws of the United States. All of the capital stock of PNC Bank, National Association is owned by PNC Bancorp, Inc., the capital stock of which is owned by The PNC

Financial Services Group, Inc., a publicly held bank holding company organized in Pennsylvania.

            PNC Bank, National Association controls the following entities: 499 Holding, Inc. (organized in New Jersey), Bancshares Realty Co., TRI Capital Company, Inc., Continental/Van Louhr, Inc., Deerfield Corp. (organized in New Jersey), Land Holding Corp. of PA (organized in Pennsylvania), Land Holding, Inc., Midland Loan Services, Inc., NE Investment Inc., Parkway Sussex Inc., PNC Affordable Housing, Inc., PNC Community Partners, Inc., PNC Bank Capital Securities, LLC, PNC Commercial Management, Inc., PNC Bank International, PNC Investment Holdings, Inc., PNC BL Holding Inc., PNC Brokerage Corp. (organized in Pennsylvania), PNC Community Development Corp. (organized in Kentucky), PNC Insurance Services (Kentucky), Inc. (organized in Kentucky), PNC Institutional Capital Trust A, PNC Leasing, LLC, PNC Vehicle Leasing, LLC, PNC Title Holding Company, LLC, PNC Reinsurance Corp. (organized in Vermont), Thornhurst Corp., Spectra Services Corporation (organized in Ohio).

            PNC Bank, National Association controls 50% of the voting securities of Billing Zone, LLC.

            Midland Loan Services, Inc. controls the following entities: MLS Investments, Inc., Ridge Acquisition, L.P., Midland Realty Acceptance Corp., PNC Mortgage Acceptance Corp., Financial Support Services, Inc., First Financial, LP, Midland Commercial Financing Corp. and MDS Servicing Corp.

            PNC Leasing, LLC controls the following entities: Gallatin Generation, LLC,Johnsonville Generation, LLC, Madison Power 2000, LLC, NSI Air, LLC and PNC Capital Leasing, LLC.

            PNC Mortgage Securities Corp. controls PNC Mortgage Funding Corp.

            PNC Mortgage Corp. of America controls PNC Mortgage Partners Corp.

            PNC Investment Holdings, Inc. controls PNC Asset Management, Inc.

            PNC Asset Management, Inc. controls approximately 70% of the voting securities of BlackRock, Inc., which directly and indirectly controls the following entities: BlackRock Advisors Inc., BlackRock Overseas Investment Corp. (an Edge Act bank), BlackRock Japan Holdings, Inc. (organized in Japan), BlackRock International, Ltd. (organized in Scotland), BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock Investments, Inc., BlackRock Funding, Inc., BlackRock Asia Limited, BlackRock Financial Management, Inc., BlackRock (Japan), Inc., Anthracite Securitization Corp. and Risk Monitors, Inc.

            BlackRock Japan Holdings, Inc. and BlackRock International, Ltd. control 50% of the voting securities of Nomura BlackRock Asset Management Co., Ltd., an entity organized under the laws of Japan.

                  BlackRock Financial Management, Inc. controls 28% of the voting securities of Trepp, LLC, which is organized under the laws of the state of New York.

Item 25.          Indemnification

                  Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 9 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant's Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 7(a), Section 17 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 8(c) and Section 11 of the Administration Agreement incorporated by reference herein as Exhibit 8(a). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as
Exhibit 1(a) provides as follows:

                  Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the

Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

           Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26.   Business and Other Connections of Investment Advisers

               (a) BlackRock Advisors, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock Advisors, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this
                    Item 26 of officers and directors of BlackRock Advisors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

               (b) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) ("BIMC") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to

                    Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

               (c) BlackRock Financial Management, Inc. ("BlackRock") is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 26 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

               (d) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited) ("BIL") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 26 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 27.   Principal Underwriters

               (a)  Not applicable.

               (b) The principal business address of each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. No individual listed in the chart below is an officer or employee of the Fund.

Name                         Position With Distributor
----                         -------------------------

Rita Adler                   Chief Compliance Officer

Douglas Castagna             Controller and Assistant Treasurer

Steven Turowski              Director, Chairman, CEO and President

Bruno Distefano              Vice President

Elizabeth Holtsbery                     Vice President

Susan Moscaritolo                       Vice President

Christine Ritch                         Chief Legal Officer, Assistant Secretary
                                        and Assistant Clerk
Bradley Stearns                         Assistant Secretary and Assistant Clerk

Brian Burns                             Director

John Coary                              Treasurer

Salvatore Faia                          Secretary and Clerk

Michael Denofrio                        Director

Susan Keller                            Director

John Wilson                             Assistant Secretary and Assistant Clerk

Jason Greim                             Assistant Vice President


                (c)    Not applicable.

Item 28.        Location of Accounts and Records

           (1) PFPC Trust Company, 200 Stevens Drive, Lester, PA 19113 (records relating to its functions as custodian).

           (2) BlackRock Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 (records relating to its functions as distributor).

           (3) BlackRock Advisors, Inc. (formerly BlackRock, Inc.), 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment adviser and co-administrator).

           (4) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation), 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

           (5) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154; and 100 Bellevue Parkway, Wilmington, Delaware

                19809 (records relating to its functions as investment adviser and sub-adviser).

           (6) PFPC Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

           (7) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

           (8) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited), 40 Torphichen Street, Edinburgh, Scotland, EH3 8JB (records relating to its functions as investment sub-adviser).

           (9) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

           (10) BlackRock Financial Management, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 (Registrant's declaration of trust, code of regulations and minute books).

Item 29.   Management Services

           None.

Item 30.   Undertakings

           None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 27th day of November, 2002.

                               BLACKROCK FUNDS(SM)
                               Fund

                               By:      /s/  Laurence D. Fink
                                  --------------------------------
                                        Laurence D. Fink
                                        President
                                        (Principal Executive Officer)


                               By:      /s/  Paul Audet
                                  --------------------------------
                                        Paul Audet
                                        Treasurer
                                        (Principal Financial Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                      Title                             Date
     ---------                      -----                             ----
*William O. Albertini              Trustee                            November 27, 2002
---------------------------
(William O. Albertini)

* Raymond J. Clark                 Trustee                            November 27, 2002
---------------------------
(Raymond J. Clark)

*Stuart E. Eizenstat               Trustee                            November 27, 2002
---------------------------
(Stuart E. Eizenstat)

*Laurence D. Fink                  Trustee and President              November 27, 2002
---------------------------
(Laurence D. Fink)

*Robert M. Hernandez               Trustee                            November 27, 2002
---------------------------
(Robert M. Hernandez)

*Dr. Judith Rodin                  Trustee                            November 27, 2002
---------------------------
(Dr. Judith Rodin)

*David R. Wilmerding, Jr.          Trustee and Chairman               November 27, 2002
---------------------------
 (David R. Wilmerding, Jr.)        of the Board

*By:    /s/ Anne Ackerley
      --------------------------------
        Anne Ackerley, Attorney-in-fact

                                   SIGNATURES

     As it relates to the Index Equity Portfolio only, The DFA Investment Trust Company consents to the filing of this Amendment to the Registration Statement of BlackRock Funds which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and the State of California on the 22nd day of November, 2002.

                                             THE DFA INVESTMENT TRUST COMPANY

                                             *David G. Booth
                                             -----------------------------------
                                             David G. Booth
                                             President and Chairman - Chief
                                             Executive Officer

     The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Amendment to the Registration Statement of BlackRock Funds as it relates to the Index Equity Portfolio only, on the dates indicated.

Signature                                Title                                     Date
---------                                -----                                     ----

*David G. Booth                          Trustee, President and Chairman - Chief   November 22, 2002
 -----------------------------------     Executive Officer
 David G. Booth

*Rex A. Sinquefield                      Trustee and Chairman - Chief Investment   November 22, 2002
 -----------------------------------     Officer
 Rex A. Sinquefield

*Michael T. Scardina                     Chief Financial Officer, Treasurer and    November 22, 2002
 -----------------------------------     Vice President
 Michael T. Scardina

*George M. Constantinides                Trustee                                   November 22, 2002
 -----------------------------------
 George M. Constantinides

*John P. Gould                           Trustee                                   November 22, 2002
 -----------------------------------
 John P. Gould

*Roger G. Ibbotson                       Trustee                                   November 22, 2002
 -----------------------------------
 Roger G. Ibbotson

*Myron S. Scholes                        Trustee                                   November 22, 2002
 -----------------------------------
 Myron S. Scholes

*Abbie J. Smith                          Trustee                                   November 22, 2002
 -----------------------------------
 Abbie J. Smith

*By: /s/ Valerie A. Brown
     -------------------------------
     Valerie A. Brown
     Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

Exhibit No.              Description

5(b) Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc.

8(b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc.

12(m) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes G-6, O-6 and X-6.

13(b) Form of Appendix A to Amended and Restated Distribution and Service Plan.